(2_FIDELITY_LOGOS)FIDELITY
INSTITUTIONAL
MONEY MARKET
FUNDS
ANNUAL REPORT
MARCH 31, 1998
CONTENTS



FIDELITY INSTITUTIONAL MONEY MARKET FUNDS

SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 FIDELITY INSTITUTIONAL CASH PORTFOLIOS (NOW KNOWN AS COLCHESTER STREET TRUST):

  TREASURY ONLY (NOW KNOWN AS TREASURY ONLY PORTFOLIO)                           3

  TREASURY (NOW KNOWN AS TREASURY PORTFOLIO)                                     7

  GOVERNMENT (NOW KNOWN AS GOVERNMENT PORTFOLIO)                                 11

  DOMESTIC (NOW KNOWN AS DOMESTIC PORTFOLIO)                                     16

  MONEY MARKET (NOW KNOWN AS MONEY MARKET PORTFOLIO)                             22

 FIDELITY MONEY MARKET TRUST:                                                    29
  RATED MONEY MARKET (NOW KNOWN AS COLCHESTER STREET TRUST:
   RATED MONEY MARKET PORTFOLIO)

 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS:                              34
  TAX-EXEMPT (NOW KNOWN AS COLCHESTER STREET TRUST: TAX-EXEMPT PORTFOLIO)

NOTES TO FINANCIAL STATEMENTS                                                    49

REPORTS OF INDEPENDENT ACCOUNTANTS                                               56

PROXY VOTING RESULTS                                                             58


FUND GOALS:
TREASURY ONLY, TREASURY, GOVERNMENT, DOMESTIC, MONEY MARKET, AND RATED MONEY MARKET SEEK TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY WITHIN THE LIMITATIONS PRESCRIBED FOR THE FUND.
TAX-EXEMPT SEEKS AS HIGH A LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH A PORTFOLIO OF HIGH-QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS SELECTED ON THE BASIS OF LIQUIDITY AND STABILITY OF PRINCIPAL.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MAINTAIN A STABLE
$1.00 SHARE PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE
YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. TREASURY OBLIGATIONS - 100%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 22.0%
4/2/98 6.00% $ 15,000,000 $ 14,997,642
4/16/98 5.40  40,000,000  39,910,545
4/16/98 5.41  60,000,000  59,865,625
4/16/98 5.45  20,000,000  19,954,708
4/23/98 5.35  17,664,000  17,606,785
4/23/98 5.41  3,875,000  3,862,248
4/23/98 5.42  10,000,000  9,967,000
4/30/98 6.01  20,000,000  19,908,731
4/30/98 6.04  10,000,000  9,954,124
4/30/98 6.07  7,000,000  6,967,743
5/28/98 5.26  20,000,000  19,835,650
6/25/98 5.38  20,000,000  19,752,319
  242,583,120
U.S. TREASURY NOTES - 72.3%
4/15/98 5.41  20,000,000  20,018,008
4/30/98 5.42  50,000,000  50,012,137
4/30/98 5.43  10,000,000  10,002,985
4/30/98 5.44  18,061,000  18,066,289
5/15/98 5.30  56,100,000  56,146,834
5/15/98 5.34  30,000,000  30,057,496
5/15/98 5.35  20,000,000  20,083,550
5/15/98 5.37  30,000,000  30,124,814
5/15/98 5.52  5,000,000  5,003,223
5/31/98 5.32  15,000,000  14,995,739
5/31/98 5.34  30,000,000  30,020,242
5/31/98 5.35  20,000,000  20,012,853
5/31/98 5.53  10,000,000  10,005,824
6/30/98 5.25  65,000,000  65,149,891
6/30/98 5.27  10,000,000  10,022,164
6/30/98 5.31  15,000,000  15,031,267
6/30/98 5.33  53,000,000  53,105,545
6/30/98 5.34  20,000,000  20,040,264
6/30/98 5.50  35,000,000  35,061,184
6/30/98 5.58  20,000,000  20,030,689
7/15/98 5.34  10,000,000  10,079,710
7/31/98 6.23  25,000,000  25,070,313
7/31/98 5.25  40,000,000  40,126,746
7/31/98 5.28  40,000,000  40,122,521
7/31/98 5.30  20,000,000  20,059,370
7/31/98 5.31  10,000,000  10,028,571
7/31/98 5.32  60,000,000  60,108,586
7/31/98 5.33  40,000,000  40,110,779
8/15/98 5.35  10,000,000  10,014,029
10/31/98 5.30  10,000,000  10,015,941
  798,727,564
PRINCIPAL ONLY STRIPS - 5.7%
8/15/98 5.77  5,000,000  4,893,651
8/15/98 5.80  5,000,000  4,893,986
11/15/98 5.52  10,000,000  9,660,401
11/15/98 5.40  10,000,000  9,656,645
11/15/98 5.65  10,000,000  9,656,564
11/15/98 5.70  20,000,000  19,335,514
2/15/99 5.51  5,000,000  4,765,995
  62,862,756
TOTAL INVESTMENTS - 100%  $ 1,104,173,440
Total Cost for Income Tax Purposes  $ 1,104,177,556
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $235,000 of which $59,000, $115,000 and $61,000 will expire on March 31, 2002, 2004 and 2005, respectively.
A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
FINANCIAL STATEMENTS


FSTATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE                $ 1,104,173,440

INTEREST RECEIVABLE                                                            14,368,639

 TOTAL ASSETS                                                                  1,118,542,079

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                        $ 528

PAYABLE FOR INVESTMENTS PURCHASED                                 34,996,490

DISTRIBUTIONS PAYABLE                                             3,439,493

ACCRUED MANAGEMENT FEE                                            135,309

DISTRIBUTION FEES PAYABLE                                         26,463

OTHER PAYABLES AND                                                70,474
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                             38,668,757

NET ASSETS                                                                    $ 1,079,873,322

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 1,080,112,410

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (239,088)

NET ASSETS                                                                    $ 1,079,873,322


CLASS I:                                 $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($942,561,358 (DIVIDED BY)
 942,593,257 SHARES)

CLASS II:                                $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($36,847,319 (DIVIDED BY)
 36,848,566 SHARES)

CLASS III:                               $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($100,464,645 (DIVIDED BY)
 100,468,045 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                      $ 64,797,066

EXPENSES

MANAGEMENT FEE                                         $ 2,858,388

TRANSFER AGENT FEES

 CLASS I                                                336,573

 CLASS II                                               12,490

 CLASS III                                              18,741

DISTRIBUTION FEES

 CLASS II                                               77,026

 CLASS III                                              159,095

ACCOUNTING FEES AND EXPENSES                            116,314

NON-INTERESTED TRUSTEES' COMPENSATION                   4,482

CUSTODIAN FEES AND EXPENSES                             9,064

REGISTRATION FEES

 CLASS I                                                53,049

 CLASS II                                               13,015

 CLASS III                                              36,893

AUDIT                                                   26,181

LEGAL                                                   7,377

MISCELLANEOUS                                           11,589

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,740,277

 EXPENSE REDUCTIONS                                     (1,115,027)   2,625,250

NET INTEREST INCOME                                                   62,171,816

NET REALIZED GAIN (LOSS)                                              125,118
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 62,296,934


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS  YEAR ENDED  YEAR ENDED
                                   MARCH 31,   MARCH 31,
                                   1998        1997


OPERATIONS                                                                           $ 62,171,816     $ 65,045,695
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             125,118          (64,845)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      62,296,934       64,980,850

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (56,460,310)     (62,527,342)

  CLASS II                                                                            (2,554,702)      (1,336,950)

  CLASS III                                                                           (3,156,804)      (1,181,403)

 TOTAL DISTRIBUTIONS                                                                  (62,171,816)     (65,045,695)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              (214,223,392)    (204,330,031)

 CLASS II                                                                             (19,660,588)     56,407,114

 CLASS III                                                                            64,457,885       31,912,957

 TOTAL SHARE TRANSACTIONS                                                             (169,426,095)    (116,009,960)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (169,300,977)    (116,074,805)

NET ASSETS

 BEGINNING OF PERIOD                                                                  1,249,174,299    1,365,249,104

 END OF PERIOD                                                                       $ 1,079,873,322  $ 1,249,174,299



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I


                                YEARS ENDED MARCH 31,     EIGHT MONTH   YEARS ENDED JULY 31,
                                                          PERIOD ENDED
                                                          MARCH 31,

SELECTED PER-SHARE DATA                         1998      1997          1996         1995          1994        1993

NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.000    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                           .052       .050         .054         .033         .032         .031

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                      (.052)     (.050)       (.054)       (.033)       (.032)       (.031)

NET ASSET VALUE, END OF PERIOD                 $ 1.000    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B                                  5.33%      5.17%        5.56%        3.38%        3.27%        3.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)        $ 942,561  $ 1,156,667  $ 1,361,050  $ 1,266,285  $ 1,049,170  $ 1,047,791

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .20% C     .20% C       .20% C       .20% A, C    .20% C       .20% C

RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS                                         5.20%      5.05%        5.41%        5.02% A      3.22%        3.05%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II

                                                  YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                            1998      1997      1996 E

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                .051      .049      .020

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                           (.051)    (.049)    (.020)

NET ASSET VALUE, END OF PERIOD                                     $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                                      5.18%     5.01%     2.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 36,847  $ 56,502  $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             .35% C    .35% C    .35% A, C

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    .35%      .34% D    .35% A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                  5.05%     4.94%     5.03% A


FINANCIAL HIGHLIGHTS - CLASS III



                                                              YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                                        1998        1997      1996 F

NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 1.000    $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                                   (.050)     (.048)    (.020)

NET ASSET VALUE, END OF PERIOD                                              $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B                                                              5.07%      4.90%     2.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                     $ 100,465  $ 36,006  $ 4,097

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     .45% C     .45% C    .45% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                          4.96%      4.82%     4.86% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996.
F FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO
MARCH 31, 1996.


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. TREASURY OBLIGATIONS - 30.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 10.7%
4/2/98 6.00% $ 105,000,000 $ 104,983,498
4/2/98 6.03  125,000,000  124,980,236
4/30/98 6.01  41,500,000  41,310,616
4/30/98 6.03  50,000,000  49,771,223
4/30/98 6.04  114,000,000  113,477,432
4/30/98 6.05  42,500,000  42,304,854
4/30/98 6.07  84,000,000  83,612,916
5/28/98 5.88  50,000,000  49,560,599
6/25/98 5.47  100,000,000  98,743,785
9/17/98 5.50  90,000,000  87,772,017
9/17/98 5.54  50,000,000  48,753,625
  845,270,801
U.S. TREASURY NOTES - 10.4%
5/15/98 5.52  40,000,000  40,025,781
5/15/98 5.57  170,000,000  170,098,767
5/15/98 5.67  82,000,000  82,033,556
5/31/98 5.53  50,000,000  50,029,119
7/31/98 5.30  175,000,000  175,521,358
7/31/98 5.57  39,000,000  39,073,530
8/15/98 5.51  55,000,000  55,045,156
8/15/98 5.54  25,000,000  25,017,465
8/31/98 5.55  25,000,000  24,904,340
9/30/98 5.52  57,000,000  56,952,555
11/30/98 5.64  40,000,000  39,850,649
11/30/98 5.66  40,000,000  39,844,769
1/31/99 5.38  26,000,000  26,074,305
  824,471,350
PRINCIPAL ONLY STRIPS - 9.3%
8/15/98 5.66  43,400,000  42,487,337
8/15/98 5.68  43,000,000  42,095,748
8/15/98 5.74  16,000,000  15,663,534
8/15/98 5.76  69,000,000  67,548,991
8/15/98 5.77  29,000,000  28,390,156
8/15/98 5.80  13,000,000  12,726,622
11/15/98 5.40  40,000,000  38,656,118
11/15/98 5.45  41,200,000  39,815,801
11/15/98 5.65  25,000,000  24,160,074
11/15/98 5.70  25,000,000  24,160,074
2/15/99 5.46  40,000,000  38,135,278
2/15/99 5.47  80,000,000  76,270,555
2/15/99 5.50  85,000,000  81,037,465
2/15/99 5.51  80,000,000  76,270,555
2/15/99 5.53  85,000,000  81,037,465
2/15/99 5.54  50,000,000  47,669,097
  736,124,870
TOTAL U.S. TREASURY OBLIGATIONS   2,405,867,021
REPURCHASE AGREEMENTS - 69.6%
   MATURITY VALUE
   AMOUNT (NOTE 1)
In a joint trading account (Notes 2 and 3)
 (U.S. Treasury Obligations):
  dated 3/31/98 due 4/1/98:
    At 5.94%  $ 366,682,540 $ 366,622,000
   At 5.97%   530,130,925  530,043,000
   At 5.98%   3,643,604,699  3,643,000,000
  dated 2/26/98 due 4/30/98
   At 5.50%   302,887,500  300,000,000
  dated 3/9/98 due 5/4/98
   At 5.48%   58,494,418  58,000,000
  dated 3/4/98 due 5/4/98
   At 5.49%   171,581,425  170,000,000
  dated 3/10/98 due 6/10/98
   At 5.49%   335,643,930  331,000,000
  dated 1/6/98 due 7/6/98
   At 5.51%   30,831,092  30,000,000
  dated 1/7/98 due 7/6/98
   At 5.50%   82,200,000  80,000,000
TOTAL REPURCHASE AGREEMENTS   5,508,665,000
TOTAL INVESTMENTS - 100% $ 7,914,532,021
Total Cost for Income Tax Purposes $ 7,914,532,021
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $724,000 of which $342,000 and $382,000 will expire on March 31, 2002 and 2003, respectively.
A total of 25.2% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $5,508,665,000) -                $ 7,914,532,021
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                                          46,162

INTEREST RECEIVABLE                                                                                      18,098,034

 TOTAL ASSETS                                                                                            7,932,676,217

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                  $ 597

DISTRIBUTIONS PAYABLE                                                                       22,732,492

ACCRUED MANAGEMENT FEE                                                                      1,066,686

DISTRIBUTION FEES PAYABLE                                                                   668,653

OTHER PAYABLES AND                                                                          345,193
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                       24,813,621

NET ASSETS                                                                                              $ 7,907,862,596

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                         $ 7,908,643,586

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                      (780,990)

NET ASSETS                                                                                              $ 7,907,862,596


CLASS I:                                     $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($4,498,483,879 (DIVIDED BY)
 4,498,843,260 SHARES)

CLASS II:                                    $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($410,382,892 (DIVIDED BY)
 410,415,674 SHARES)

CLASS III:                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($2,998,995,825 (DIVIDED BY)
 2,999,235,413 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                      $ 471,769,463

EXPENSES

MANAGEMENT FEE                                         $ 16,809,807

TRANSFER AGENT FEES

 CLASS I                                                1,209,646

 CLASS II                                               76,879

 CLASS III                                              784,695

DISTRIBUTION FEES

 CLASS II                                               436,029

 CLASS III                                              8,297,121

ACCOUNTING FEES AND EXPENSES                            682,117

NON-INTERESTED TRUSTEES' COMPENSATION                   36,862

CUSTODIAN FEES AND EXPENSES                             34,223

REGISTRATION FEES

 CLASS I                                                639,272

 CLASS II                                               93,294

 CLASS III                                              390,416

AUDIT                                                   42,630

LEGAL                                                   44,268

MISCELLANEOUS                                           46,579

 TOTAL EXPENSES BEFORE REDUCTIONS                       29,623,838

 EXPENSE REDUCTIONS                                     (4,056,892)   25,566,946

NET INTEREST INCOME                                                   446,202,517

NET REALIZED GAIN (LOSS) ON                                           198,917
 INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 446,401,434


STATEMENT OF CHANGES IN NET ASSETS



INCREASE (DECREASE) IN NET ASSETS                                                 YEAR ENDED        YEAR ENDED
                                                                                  MARCH 31,         MARCH 31,
                                                                                  1998              1997

OPERATIONS                                                                        $ 446,202,517     $ 476,169,021
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                          198,917           124,730

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   446,401,434       476,293,751

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                          (258,877,331)     (349,246,541)

  CLASS II                                                                         (15,392,353)      (2,668,590)

  CLASS III                                                                        (171,932,833)     (124,253,890)

 TOTAL DISTRIBUTIONS                                                               (446,202,517)     (476,169,021)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                           (1,099,986,542)   (1,639,346,558)

 CLASS II                                                                          320,606,447       49,334,809

 CLASS III                                                                         (625,282,858)     2,189,064,435

  NET ASSET VALUE OF CLASS I SHARES ISSUED IN EXCHANGE FOR THE NET ASSETS OF
 STATE & LOCAL ASSET MANAGEMENT                                                     -                 103,327,567
  SERIES: U.S. GOVERNMENT PORTFOLIO

 TOTAL SHARE TRANSACTIONS                                                           (1,404,662,953)   702,380,253

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (1,404,464,036)   702,504,983

NET ASSETS

 BEGINNING OF PERIOD                                                                9,312,326,632     8,609,821,649

 END OF PERIOD                                                                      $ 7,907,862,596   $ 9,312,326,632



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I



                                                           YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                    1998         1997         1996         1995         1994

NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .054         .052         .056         .047         .030

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                 (.054)       (.052)       (.056)       (.047)       (.030)

NET ASSET VALUE, END OF PERIOD                            $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                                            5.55%        5.30%        5.79%        4.78%        3.06%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                   $ 4,498,484  $ 5,598,330  $ 7,134,049  $ 4,688,198  $ 4,551,918

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .20% B       .20% B       .20% B       .18% B       .18% B

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        5.41%        5.17%        5.61%        4.71%        3.01%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998       1997      1996 D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000    $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .053       .050      .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.053)     (.050)    (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B                                        5.40%      5.14%     2.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 410,383  $ 89,801  $ 40,470

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .35% C     .35% C    .35% A ,C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.25%      5.01%     5.18% A


FINANCIAL HIGHLIGHTS - CLASS III



                                              YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                     1998           1997         1996         1995       1994 E

NET ASSET VALUE, BEGINNING OF PERIOD                        $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                        .052         .049         .054         .044       .012

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                  (.052)       (.049)       (.054)       (.044)     (.012)

NET ASSET VALUE, END OF PERIOD                             $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                                             5.29%        5.03%        5.50%        4.45%      1.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                    $ 2,998,996  $ 3,624,195  $ 1,435,302  $ 585,571  $ 5,175

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .45% C       .45% C       .46% C       .50% C     .50% A ,C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        5.17%        4.93%        5.28%        4.91%      2.69% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH 31,
1996.
E FOR THE PERIOD OCTOBER 22, 1993 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1994.


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


FEDERAL AGENCIES - 55.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FANNIE MAE - AGENCY COUPONS - 21.3%
4/1/98 5.62% (a) $ 56,000,000 $ 56,023,566
4/1/98 5.67 (a)  68,000,000  67,966,256
4/15/98 5.56 (a)  237,000,000  236,936,969
4/15/98 6.06  43,000,000  42,998,103
5/21/98 5.96  43,000,000  42,991,429
6/12/98 5.59 (a)  35,000,000  34,996,664
6/26/98 5.57  43,000,000  43,615,036
8/14/98 5.71  46,000,000  45,973,969
8/14/98 5.80  35,000,000  34,969,579
9/9/98 5.77  24,000,000  23,985,497
9/9/98 5.79  19,000,000  18,986,993
11/20/98 5.73  41,000,000  40,962,311
2/12/99 5.43  50,000,000  49,929,023
2/19/99 5.43  26,000,000  25,966,047
2/23/99 5.45  19,000,000  18,981,098
2/23/99 5.47  23,000,000  22,972,900
2/26/99 5.56  46,000,000  45,894,878
3/16/99 5.52  46,000,000  45,949,419
3/26/99 5.55  25,000,000  24,975,411
  925,075,148
FANNIE MAE - DISCOUNT NOTES - 3.4%
5/4/98 5.50  49,805,000  49,556,183
6/5/98 5.50  50,000,000  49,510,694
6/5/98 5.51  47,000,000  46,539,204
  145,606,081
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.9%
4/1/98 6.01  43,000,000  43,000,000
4/1/98 6.05  36,000,000  36,000,000
9/2/98 5.76  48,000,000  47,974,077
  126,974,077
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 12.8%
4/1/98 5.60 (a)  44,000,000  43,987,637
4/1/98 5.67 (a)  68,000,000  67,966,256
4/2/98 5.56 (a)  125,000,000  124,970,872
6/9/98 5.89  44,000,000  43,998,906
6/11/98 5.88  13,000,000  12,998,710
6/12/98 5.81  40,000,000  39,992,899
7/7/98 5.45  40,000,000  40,022,993
7/8/98 5.84  50,000,000  49,979,595
9/18/98 5.76  71,000,000  70,988,922
9/24/98 5.71  15,000,000  14,993,056
12/17/98 5.81  45,000,000  44,982,049
  554,881,895
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.8%
5/6/98 5.49  45,000,000  44,762,000
8/26/98 5.47  35,000,000  34,239,683
  79,001,683
FREDDIE MAC - AGENCY COUPONS - 4.0%
4/8/98 6.04  25,000,000  24,998,738
4/26/98 5.56 (a)  100,000,000  99,943,041
10/22/98 5.74  15,250,000  15,240,198
3/12/99 5.52  35,000,000  35,003,308
  175,185,285

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FREDDIE MAC - DISCOUNT NOTES - 9.0%
4/27/98 5.51% $ 21,080,000 $ 20,996,570
5/13/98 5.50  50,000,000  49,681,500
5/28/98 5.50  89,300,000  88,528,446
5/29/98 5.50  140,000,000  138,773,542
6/12/98 5.50  95,201,000  94,169,021
  392,149,079
TOTAL FEDERAL AGENCIES   2,398,873,248
U.S. TREASURY OBLIGATIONS - 0.6%
PRINCIPAL ONLY STRIPS - 0.6%
8/15/98 5.80  25,000,000  24,468,253
MEDIUM-TERM NOTES (A) - 0.1%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (B) 4/15/98 5.62 4,241,565 4,241,565
REPURCHASE AGREEMENTS - 44.1%
 MATURITY
 AMOUNT
In a joint trading account (Notes 2 and 3):
 (U.S. Government Obligations):
 dated 3/31/98 due 4/1/98
  At 6.08%  $ 1,287,411,505  1,287,194,000
 dated 1/7/98 due 4/7/98
  At 5.54%   141,939,000  140,000,000
  dated 1/16/98 due 4/20/98
  At 5.50%   28,402,111  28,000,000
 dated 2/26/98 due 4/20/98
  At 5.55%   93,759,888  93,000,000
 dated 3/19/98 due 4/20/98
  At 5.54%   100,492,444  100,000,000
 dated 3/11/98 due 4/30/98
  At 5.55%   90,693,750  90,000,000
 dated 3/23/98 due 9/14/98
  At 5.56%   51,351,389  50,000,000
 (U.S. Treasury Obligations)
 dated 3/31/98 due 4/1/98:
  At 5.94%   127,138,991  127,118,000
  At 5.98%   2,806,466  2,806,000
TOTAL REPURCHASE AGREEMENTS   1,918,118,000
TOTAL INVESTMENTS - 100%  $ 4,345,701,066
Total Cost For Income Tax Purposes  $ 4,345,701,066
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for K.A.
 Leasing, Ltd.)
 5.62%, 4/15/98 2/17/98 $ 4,241,565
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $4,241,565 or 0.1% of net assets.
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $997,000 of which $240,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively.
A total of 18.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: GOVERNMENT
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $1,918,118,000) -               $ 4,345,701,066
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                                                     19,317,892

 TOTAL ASSETS                                                                                           4,365,018,958

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                                              $ 2,932

DISTRIBUTIONS PAYABLE                                                                       9,094,632

ACCRUED MANAGEMENT FEE                                                                      605,859

DISTRIBUTION FEES PAYABLE                                                                   181,710

OTHER PAYABLES AND                                                                          234,137
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                      10,119,270

NET ASSETS                                                                                             $ 4,354,899,688

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                        $ 4,355,896,902

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                     (997,214)

NET ASSETS                                                                                             $ 4,354,899,688


CLASS I:                                    $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($3,528,366,423 (DIVIDED BY)
 3,528,703,639 SHARES)

CLASS II:                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($151,951,283 (DIVIDED BY)
 151,965,805 SHARES)

CLASS III:                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($674,581,982 (DIVIDED BY)
 674,646,453 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                      $ 238,942,694

EXPENSES

MANAGEMENT FEE                                         $ 8,427,180

TRANSFER AGENT FEES

 CLASS I                                                1,014,986

 CLASS II                                               38,408

 CLASS III                                              219,411

DISTRIBUTION FEES

 CLASS II                                               174,317

 CLASS III                                              1,730,202

ACCOUNTING FEES AND EXPENSES                            366,891

NON-INTERESTED TRUSTEES' COMPENSATION                   29,092

CUSTODIAN FEES AND EXPENSES                             40,290

REGISTRATION FEES

 CLASS I                                                364,212

 CLASS II                                               83,365

 CLASS III                                              507,890

AUDIT                                                   30,864

LEGAL                                                   21,221

MISCELLANEOUS                                           22,043

 TOTAL EXPENSES BEFORE REDUCTIONS                       13,070,372

 EXPENSE REDUCTIONS                                     (2,734,302)   10,336,070

NET INTEREST INCOME                                                   228,606,624

NET REALIZED GAIN (LOSS)                                              68,926
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 228,675,550


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                    YEAR ENDED       YEAR ENDED
                                                                                     MARCH 31,        MARCH 31,
                                                                                     1998             1997

OPERATIONS                                                                           $ 228,606,624    $ 190,761,861
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             68,926           32,085

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      228,675,550      190,793,946

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (186,389,108)    (166,534,586)

  CLASS II                                                                            (6,159,594)      (2,921,560)

  CLASS III                                                                           (36,057,922)     (21,305,715)

 TOTAL DISTRIBUTIONS                                                                  (228,606,624)    (190,761,861)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              717,605,707      (253,524,252)

 CLASS II                                                                             43,315,253       108,548,391

 CLASS III                                                                            15,593,566       464,533,354

 TOTAL SHARE TRANSACTIONS                                                             776,514,526      319,557,493

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             776,583,452      319,589,578

NET ASSETS

 BEGINNING OF PERIOD                                                                  3,578,316,236    3,258,726,658

 END OF PERIOD                                                                       $ 4,354,899,688  $ 3,578,316,236



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I



                                       YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                               1998          1997        1996          1995         1994

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                 .055         .052         .057         .048         .031

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                           (.055)       (.052)       (.057)       (.048)       (.031)

NET ASSET VALUE, END OF PERIOD                      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                                      5.60%        5.37%        5.84%        4.86%        3.13%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)            $ 3,528,366  $ 2,810,717  $ 3,064,136  $ 3,321,066  $ 3,764,544

RATIO OF EXPENSES TO AVERAGE NET ASSETS            .20% B       .20%  B      .20% B       .18% B       .18% B

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS   5.47%        5.25%        5.69%        4.77%        3.07%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS II

                                    YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                             1998        1997       1996  D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .053       .051       .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.053)     (.051)     (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                        5.45%      5.22%      2.16%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 151,951  $ 108,636  $ 102

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .35% C     .35% C     .35% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.32%      5.10%      5.33% A


FINANCIAL HIGHLIGHTS - CLASS III



                                                             YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                                       1998        1997       1996       1995 E

NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 1.000    $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                         .052       .050       .054       .045

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                                     (.052)     (.050)     (.054)     (.045)

NET ASSET VALUE, END OF PERIOD                                                 $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                                                 5.34%      5.11%      5.58%      4.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                        $ 674,582  $ 658,964  $ 194,489  $ 40,516

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        .45% C     .45% C     .45% C     .43% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                             5.21%      5.00%      5.30%      5.13% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO
MARCH 31, 1996.
E FOR THE PERIOD APRIL 4, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995.


FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


 CERTIFICATES OF DEPOSIT - 11.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Chase Manhattan Bank (USA) Delaware
4/6/98 5.65% $ 20,000,000 $ 20,000,000
4/6/98 5.71  5,000,000  4,999,958
First National Bank of Chicago
3/3/99 5.70  15,000,000  14,993,382
Fleet National Bank
6/10/98 5.53  60,000,000  60,000,000
NationsBank, NA
2/10/99 5.60  10,000,000  9,995,860
SunTrust Bank, Atlanta
5/6/98 5.52  30,000,000  29,999,425
Wachovia Bank, NA
4/17/98 5.62 (a)  15,000,000  14,994,812
TOTAL CERTIFICATES OF DEPOSIT   154,983,437
COMMERCIAL PAPER - 37.5%
American Express Credit Corp.
4/7/98 5.56  25,000,000  24,976,958
4/8/98 5.56  25,000,000  24,973,118
5/14/98 5.59  5,000,000  4,966,854
Asset Securitization COOP. Corp.
5/7/98 5.58  7,000,000  6,961,220
Associates Corp. of North America
5/18/98 5.53  10,000,000  9,928,717
5/20/98 5.53  5,000,000  4,962,842
Bear Stearns Cos., Inc.
5/8/98 5.55  10,000,000  9,943,781
5/20/98 5.59  5,000,000  4,962,297
Beneficial Corp.
5/13/98 5.52  19,000,000  18,879,857
5/13/98 5.56  9,000,000  8,941,620
BTAB Holdings Funding Corp.
4/20/98 5.65  10,000,000  9,970,286
Chase Manhattan Corp.
5/21/98 5.57  20,000,000  19,847,222
CIESCO, L.P.
5/14/98 5.53  10,000,000  9,935,483
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/22/98 5.53  9,000,000  8,971,388
5/15/98 5.54  5,000,000  4,966,572
Commercial Credit Group, Inc.
5/26/98 5.57  10,000,000  9,916,125
CoreStates Bank
4/2/98 5.62 (a)  4,000,000  4,000,000
4/13/98 5.63 (a)  10,000,000  10,000,000
Delaware Funding Corporation
5/20/98 5.57  5,143,000  5,104,359
Enterprise Funding Corp.
4/13/98 5.55  3,389,000  3,382,787
General Electric Capital Corp.
5/13/98 5.53  30,000,000  29,811,058
6/4/98 5.51  10,000,000  9,904,000
8/6/98 5.54  10,000,000  9,809,853
General Electric Capital Services, Inc.
4/27/98 5.73  5,000,000  4,979,886
General Electric Co.
4/30/98 5.53  10,000,000  9,955,936
6/4/98 5.50  10,000,000  9,904,178

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp.
4/22/98 5.58% $ 15,000,000 $ 14,951,525
5/13/98 5.56  10,000,000  9,936,678
5/28/98 5.57  20,000,000  19,826,467
General Motors Corp.
4/27/98 5.61  5,000,000  4,979,850
Goldman Sachs Group, L.P.
4/13/98 5.69  10,000,000  9,981,333
GTE Corp.
4/20/98 5.77  4,000,000  3,987,861
4/27/98 5.76  2,900,000  2,887,999
Kitty Hawk Funding Corp.
5/13/98 5.58  2,927,000  2,907,945
Merrill Lynch & Co., Inc.
5/26/98 5.59  20,000,000  19,831,639
6/15/98 5.59  20,000,000  19,770,417
Monsanto Co.
7/9/98 5.51  5,300,000  5,221,587
8/13/98 5.53  10,000,000  9,800,117
8/18/98 5.56  4,000,000  3,916,600
Morgan Stanley, Dean Witter, Discover & Co.
6/3/98 5.60  15,000,000  14,855,100
New Center Asset Trust
4/22/98 5.51  5,000,000  4,984,133
5/4/98 5.58  30,000,000  29,847,650
5/15/98 5.54  5,000,000  4,966,756
5/18/98 5.55  15,000,000  14,892,879
Norwest Financial, Inc.
5/15/98 5.51  10,000,000  9,933,878
PHH Corp.
5/26/98 5.61  5,000,000  4,957,146
Preferred Receivables Funding Corp.
4/6/98 5.58  5,325,000  5,320,895
4/15/98 5.55  3,060,000  3,053,455
Three Rivers Funding Corp.
4/21/98 5.58  4,000,000  3,987,667
TOTAL COMMERCIAL PAPER   504,755,974
FEDERAL AGENCIES - 1.9%
FANNIE MAE - AGENCY COUPONS - 1.9%
4/15/98 6.06  10,000,000  9,999,559
6/12/98 5.59 (a)  15,000,000  14,998,570
TOTAL FEDERAL AGENCIES   24,998,129
BANK NOTES - 20.2%
Bank of America National Trust & Savings, San Francisco
7/13/98 5.52  13,000,000  13,001,029
7/27/98 5.51  25,000,000  25,000,000
BankBoston NA
4/1/98 5.71  9,000,000  9,000,000
BankOne, Columbus
4/7/98 5.57 (a)  8,000,000  7,998,936
BankOne, Milwaukee
6/19/98 5.62 (a)  17,000,000  17,004,319
CoreStates Bank
4/6/98 5.63 (a)  20,000,000  20,000,000
4/14/98 5.65  10,000,000  10,000,000
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
First Bank NA - Minnesota
4/15/98 5.65% (a) $ 5,000,000 $ 4,998,885
First National Bank of Chicago, IL
2/16/99 5.70  18,000,000  17,971,058
Key Bank, National Association
4/1/98 5.59 (a)  15,000,000  14,994,882
4/23/98 5.64 (a)  4,000,000  3,998,491
4/24/98 5.64 (a)  6,000,000  5,998,906
9/17/98 5.94  15,000,000  14,997,341
Morgan Guaranty Trust Co., NY
8/31/98 5.85  3,000,000  3,000,579
8/31/98 5.97  15,000,000  14,997,612
National City Bank - Kentucky
4/6/98 5.64 (a)  10,000,000  9,995,017
National City Bank - Pennsylvania
4/2/98 5.64  5,000,000  4,999,249
NationsBank, NA
10/19/98 5.54  20,000,000  20,000,000
12/22/98 5.54  15,000,000  15,027,625
Northern Trust Co., Chicago
4/1/98 5.69 (a)  3,000,000  2,999,491
PNC Bank, NA
4/16/98 5.58 (a)  15,000,000  14,993,068
4/27/98 5.64 (a)  3,000,000  3,000,994
4/27/98 5.65 (a)  3,000,000  2,999,731
SouthTrust Bank, Alabama
4/13/98 5.65 (a)  5,000,000  4,998,700
US Bank, NA
4/15/98 5.64 (a)  5,000,000  4,998,400
Wachovia Bank, NA
11/13/98 5.49  5,000,000  4,989,277
TOTAL BANK NOTES   271,963,590
MASTER NOTES (A) - 6.3%
Goldman Sachs Group, LP
5/4/98 (c) 5.63   2,000,000  2,000,000
6/13/98 (c) 5.69   40,000,000  40,000,000
J.P. Morgan Securities, Inc.
4/7/98 5.65  26,000,000  26,000,000
4/7/98 5.66  12,000,000  12,000,000
Suntrust Banks, Inc.
4/7/98 5.64  5,000,000  5,000,000
TOTAL MASTER NOTES   85,000,000
MEDIUM-TERM NOTES - 5.5%
Beneficial Corp.
4/11/98 5.55 (a)  2,000,000  1,999,798
General Motors Acceptance Corp.
5/18/98 5.87  5,000,000  5,009,471
Merrill Lynch & Co., Inc.
4/1/98 5.75 (a)  5,000,000  4,999,750
4/6/98 5.66 (a)  2,000,000  1,999,964
Morgan Stanley, Dean Witter, Discover & Co.
4/1/98 5.60  10,000,000  10,000,253
4/1/98 5.62  5,000,000  4,999,865
4/1/98 5.67 (a)  15,000,000  15,000,000

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
New York Life Insurance Co.
6/23/98 5.89% (a) $ 15,000,000 $ 15,000,000
Norwest Corp.
4/22/98 5.67 (a)  9,000,000  9,000,000
Pacific Mutual Life Insurance Co.
6/9/98 (b) 5.95 (a)  3,000,000  3,000,000
Transamerica Life Insurance & Annuity Co.
6/16/98 5.70 (a)  3,000,000  3,000,000
TOTAL MEDIUM-TERM NOTES   74,009,101
SHORT-TERM NOTES (A) - 4.6%
Capital One Funding Corp. (1995-D)
4/7/98 5.63  2,792,000  2,792,000
Capital One Funding Corp. (1996-G)
4/7/98 5.63  3,971,000  3,971,000
Capital One Funding Corp. (1997-D)
4/7/98 5.63  5,000,000  5,000,000
Capital One Funding Corp. (1997-F)
4/7/98 5.63  5,000,000  5,000,000
Capital One Funding Corp. (1997-G)
4/7/98 5.63  8,000,000  8,000,000
SMM Trust (1997-I)
4/29/98 (b) 5.69  4,000,000  4,000,000
SMM Trust (1997-P)
4/16/98 (b) 5.69  2,000,000  2,000,000
SMM Trust (1997-X)
4/13/98 (b) 5.69  7,000,000  7,000,000
Strategic Money Market Trust (1997-A)
6/23/98 (b) 5.69  15,000,000  15,000,000
Strategic Money Market Trust (1998-B)
4/6/98 (b) 5.69  9,000,000  9,000,000
TOTAL SHORT-TERM NOTES   61,763,000
REPURCHASE AGREEMENTS - 12.5%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Government Obligations)
 dated 3/31/98 due 4/1/98:
  At 5.94%  $ 58,719,695  58,710,000
  At 5.97%   35,005,807  35,000,000
  At 6.08%   75,012,673  75,000,000
TOTAL REPURCHASE AGREEMENTS   168,710,000
TOTAL INVESTMENTS - 100% $ 1,346,183,231
Total Cost for Income Tax Purposes $ 1,346,183,231
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,000,000 or 3.1% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs Group, LP:
 5.63%, 5/4/98 8/5/97 $ 2,000,000
 5.69%, 6/13/98 3/10/98 $ 40,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $42,000,000 or 3.3% of net assets.
The fund participated in the interfund lending program as a lender. The maximum loan and average daily balances during the period for which the loan was outstanding amounted to $21,821,000. The weighted average interest rate was 5.65% (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $126,000 of which $44,000, $49,000, $32,000 and $1,000 will expire on March 31, 2001, 2003, 2005 and 2006, respectively.
A total of 0.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $168,710,000) -                $ 1,346,183,231
SEE ACCOMPANYING SCHEDULE

CASH                                                                                                   515

RECEIVABLE FOR INVESTMENTS SOLD                                                                        100,000

INTEREST RECEIVABLE                                                                                    6,416,788

 TOTAL ASSETS                                                                                          1,352,700,534

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                       $ 71,456,785

DISTRIBUTIONS PAYABLE                                                                    2,341,963

ACCRUED MANAGEMENT FEE                                                                   180,624

DISTRIBUTION FEES PAYABLE                                                                19,825

OTHER PAYABLES AND                                                                       115,380
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                     74,114,577

NET ASSETS                                                                                            $ 1,278,585,957

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                       $ 1,278,715,097

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                    (129,140)

NET ASSETS                                                                                            $ 1,278,585,957


CLASS I:                                    $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($1,170,833,137 (DIVIDED BY)
 1,170,937,082 SHARES)

CLASS II:                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($34,455,169 (DIVIDED BY)
 34,458,227 SHARES)

CLASS III:                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($73,297,651 (DIVIDED BY)
 73,304,158 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                     $ 70,852,871

EXPENSES

MANAGEMENT FEE                                         $ 2,486,885

TRANSFER AGENT FEES

 CLASS I                                                431,378

 CLASS II                                               5,016

 CLASS III                                              25,088

DISTRIBUTION FEES

 CLASS II                                               16,366

 CLASS III                                              213,409

ACCOUNTING FEES AND EXPENSES                            143,578

NON-INTERESTED TRUSTEES' COMPENSATION                   7,899

CUSTODIAN FEES AND EXPENSES                             30,960

REGISTRATION FEES

 CLASS I                                                70,799

 CLASS II                                               15,649

 CLASS III                                              48,490

AUDIT                                                   14,895

LEGAL                                                   6,488

MISCELLANEOUS                                           13,267

 TOTAL EXPENSES BEFORE REDUCTIONS                       3,530,167

 EXPENSE REDUCTIONS                                     (824,131)    2,706,036

NET INTEREST INCOME                                                  68,146,835

NET REALIZED GAIN (LOSS)                                             (4,895)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 68,141,940


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                       YEAR ENDED  YEAR ENDED
                                                                                        MARCH 31,   MARCH 31,
                                                                                        1998        1997

OPERATIONS                                                                           $ 68,146,835     $ 67,389,328
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             (4,895)          (31,248)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      68,141,940       67,358,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (63,098,581)     (63,431,659)

  CLASS II                                                                            (579,325)        (153,946)

  CLASS III                                                                           (4,468,929)      (3,803,723)

 TOTAL DISTRIBUTIONS                                                                  (68,146,835)     (67,389,328)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              251,287,735      (198,341,472)

 CLASS II                                                                             30,222,382       2,130,960

 CLASS III                                                                            (48,417,851)     74,323,011

 TOTAL SHARE TRANSACTIONS                                                             233,092,266      (121,887,501)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             233,087,371      (121,918,749)

NET ASSETS

 BEGINNING OF PERIOD                                                                  1,045,498,586    1,167,417,335

 END OF PERIOD                                                                       $ 1,278,585,957  $ 1,045,498,586



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I



                                             YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                      1998          1997       1996         1995       1994

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.000      $ 1.000    $ 1.000      $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                         .055         .053       .057         .049       .031

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                    (.055)       (.053)     (.057)       (.049)     (.031)

NET ASSET VALUE, END OF PERIOD                                $ 1.000      $ 1.000    $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN A                                                5.64%        5.40%      5.85%        4.97%      3.14%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 1,170,833  $ 919,554  $ 1,117,917  $ 771,937  $ 656,976

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       .20% B       .20% B     .20% B       .18% B     .18% B

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS            5.50%        5.26%      5.66%        4.94%      3.09%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS II

                                      YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997     1996 D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000  $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .054      .051     .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.054)    (.051)   (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000  $ 1.000

TOTAL RETURN B                                        5.49%     5.24%    2.15%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 34,455  $ 4,235  $ 2,105

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .35% C    .35% C   .35% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.36%     5.10%    5.20% A


FINANCIAL HIGHLIGHTS - CLASS III



                                                          YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                                                   1998        1997        1996      1995 E

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 1.000   $ 1.000    $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                        .053      .050       .054      .035

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                                    (.053)    (.050)     (.054)    (.035)

NET ASSET VALUE, END OF PERIOD                                               $ 1.000   $ 1.000    $ 1.000   $ 1.000

TOTAL RETURN B                                                                5.38%     5.13%      5.56%     3.51%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                                      $ 73,298  $ 121,709  $ 47,396  $ 26,545

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     .45% C    .45% C     .47% C    .50% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                           5.26%     5.02%      5.40%     5.14% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT
THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS).
D FOR THE PERIOD NOVEMBER 6, 1995 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO MARCH
31, 1996.
E FOR THE PERIOD JULY 19, 1994 (COMMENCEMENT OF SALE OF CLASS III SHARES) TO MARCH
31, 1995.

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
INVESTMENTS MARCH 31, 1998

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 32.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.3%
Chase Manhattan Bank (USA) Delaware
4/7/98 5.65% $ 65,000,000 $ 65,000,000
5/11/98 5.56  75,000,000  75,000,000
CoreStates Bank
4/10/98 5.63  10,000,000  10,000,000
Fleet National Bank
6/10/98 5.53  40,000,000  40,000,000
Morgan Guaranty Trust Co., NY
8/6/98 5.90  38,000,000  37,996,084
  227,996,084
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
ABN-AMRO Bank NV
2/2/99 5.54  45,000,000  44,985,157
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 22.6%
Bank of Montreal, Canada
4/6/98 5.57  55,000,000  55,000,000
Bank of Nova Scotia
7/21/98 5.97  12,000,000  11,994,354
8/31/98 5.97  35,000,000  34,990,946
Bank of Scotland Treasury Services
5/19/98 5.53  20,000,000  19,999,737
Bank of Toyko - Mitsubishi Ltd.
4/20/98 6.03  100,000,000  100,000,000
Barclays Bank, PLC
5/13/98 5.52  95,000,000  95,000,000
5/20/98 5.52  193,000,000  193,000,000
Bayerische Hypotheken-und Wechsel
5/11/98 5.56  55,000,000  55,000,000
Bayerische Vereinsbank, AG
5/4/98 5.66  45,000,000  45,000,000
Canadian Imperial Bank of Commerce
8/28/98 5.97  100,000,000  99,976,584
3/2/99 5.70  40,000,000  39,977,127
Credit Agricole Indosuez
4/13/98 5.56  50,000,000  50,000,000
5/20/98 5.52  45,000,000  45,000,000
10/19/98 5.97  15,000,000  14,994,474
10/21/98 6.00  30,000,000  29,992,027
2/26/99 5.70  25,000,000  24,991,308
Credit Communale de Belgique
5/4/98 5.57  50,000,000  50,000,000
Deutsche Bank, AG
4/14/98 6.25  15,000,000  14,999,491
8/3/98 5.52  125,000,000  125,000,000
8/10/98 5.91  25,000,000  24,994,852
8/11/98 5.90  40,000,000  39,993,081
3/2/99 5.70  45,000,000  44,980,206
Dresdner Bank, AG
4/6/98 5.56  135,000,000  135,000,000
National Westminster Bank, PLC
6/23/98 6.00  90,000,000  89,982,590
8/10/98 6.00  13,000,000  12,993,536
9/25/98 5.88  18,000,000  17,992,420
2/26/99 5.70  44,000,000  43,984,702
3/2/99 5.70  45,000,000  44,980,206
Rabobank Nederland, Coop Central
4/10/98 6.25  30,000,000  29,999,647
4/10/98 6.26  25,000,000  24,999,647
2/2/99 5.54  45,000,000  44,985,157

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Royal Bank of Canada
8/7/98 5.90% $ 40,000,000 $ 39,995,974
8/13/98 6.00  15,000,000  14,997,105
2/10/99 5.60  45,000,000  44,973,918
Sanwa Bank Ltd. Japan
4/20/98 6.20  67,000,000  67,000,000
4/27/98 6.25  44,000,000  44,000,000
Societe Generale, France
4/14/98 5.75  50,000,000  50,000,000
6/3/98 5.59  65,000,000  65,000,000
6/8/98 5.58  90,000,000  90,000,000
8/4/98 5.53  15,000,000  15,000,000
8/24/98 5.55  100,000,000  100,000,000
Swiss Bank Corp.
8/28/98 5.97  35,000,000  34,993,170
3/24/99 5.75  30,000,000  29,971,373
Westpac Banking Corp.
4/1/98 5.57  25,000,000  25,000,000
  2,280,733,632
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Bank of Nova Scotia
4/1/98 6.20  25,000,000  25,000,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.5%
Abbey National, PLC
4/3/98 5.70  23,000,000  23,000,012
Abbey National Treasury Services, PLC
6/22/98 5.56  35,000,000  35,000,000
9/28/98 5.60  40,000,000  40,000,000
ABN-AMRO Bank NV
4/6/98 5.55  100,000,000  100,000,138
Barclays Bank, PLC
4/23/98 5.80  40,000,000  40,000,000
Commerzbank, AG
4/17/98 5.76  50,000,000  49,999,077
National Westminster Bank, PLC
4/6/98 5.52  140,000,000  139,999,984
Toronto-Dominion Bank
4/9/98 5.75  20,000,000  19,999,725
10/14/98 5.93  25,000,000  25,000,000
Westdeutsche Landesbank Girozentrale
5/5/98 5.52  55,000,000  55,000,512
6/4/98 5.52  80,000,000  80,001,396
7/6/98 5.53  52,000,000  52,000,000
  660,000,844
TOTAL CERTIFICATES OF DEPOSIT   3,238,715,717
COMMERCIAL PAPER - 43.9%
ABN-AMRO North America, Inc.
7/13/98 5.84  20,000,000  19,679,556
American Express Credit Corp.
5/14/98 5.59  15,000,000  14,900,563
8/13/98 5.58  15,000,000  14,695,708
Aspen Funding Corp.
4/16/98 5.59  43,000,000  42,900,563
Asset Securitization Coop. Corp.
4/28/98 5.53  20,000,000  19,917,950
4/30/98 5.53  30,000,000  29,867,808
5/7/98 5.58  25,000,000  24,861,500
5/8/98 5.52  45,000,000  44,748,169
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Associates Corp. of North America
5/11/98 5.53% $ 10,000,000 $ 9,939,333
5/14/98 5.57  35,000,000  34,769,651
5/18/98 5.53  40,000,000  39,714,867
5/19/98 5.53  15,000,000  14,890,800
5/20/98 5.53  50,000,000  49,628,417
6/2/98 5.58  70,000,000  69,336,942
Bank of Scotland Treasury Services
5/6/98 5.52  45,000,000  44,761,563
Bayerische Landesbank Girozentrale
5/27/98 5.57  50,000,000  49,572,222
Bear Stearns Cos., Inc.
5/8/98 5.55  20,000,000  19,887,561
5/20/98 5.59  10,000,000  9,924,594
5/26/98 5.56  60,000,000  59,497,667
6/11/98 5.59  20,000,000  19,782,267
Beneficial Corp.
5/13/98 5.60  30,000,000  29,805,400
BMW US Capital Corp.
5/26/98 5.65  47,000,000  46,602,915
6/12/98 5.60  10,000,000  9,889,600
6/15/98 5.59  20,000,000  19,770,417
BTAB Holdings Funding Corp.
4/22/98 5.65  35,000,000  34,885,054
Caisse des Depots et Consigns
4/28/98 5.57  35,000,000  34,854,575
Chase Manhattan Corp.
5/21/98 5.57  50,000,000  49,618,056
Chrysler Financial Corp.
5/21/98 5.57  35,000,000  34,732,639
CIESCO, L.P.
5/11/98 5.58  25,000,000  24,846,667
CIT Group, Inc.
5/19/98 5.57  30,000,000  29,783,408
5/26/98 5.65  30,000,000  29,746,542
6/4/98 5.57  30,000,000  29,706,667
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/15/98 5.54  16,000,000  15,893,031
5/27/98 5.55  40,000,000  39,659,644
Commercial Credit Group, Inc.
4/13/98 5.54  20,000,000  19,963,467
Commerzbank U.S. Finance, Inc.
4/27/98 5.58  25,000,000  24,899,792
Commonwealth Bank of Australia
7/28/98 5.51  25,000,000  24,560,778
Cregem North America, Inc.
6/4/98 5.57  20,000,000  19,804,444
6/9/98 5.58  10,000,000  9,894,583
Daimler-Benz North America Corp.
5/7/98 5.52  15,000,000  14,918,175
5/14/98 5.58  20,000,000  19,868,133
Den Danske Corp., Inc.
4/9/98 5.65  40,000,000  39,950,533
Diageo Capital, PLC
5/4/98 5.59  30,000,000  29,844,011
Enterprise Funding Corp.
4/9/98 5.58  30,891,000  30,852,901
4/13/98 5.55  7,000,000  6,987,167
4/14/98 5.58  20,195,000  20,154,526
4/21/98 5.58  14,191,000  14,147,323

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Enterprise Funding Corp. - continued
5/5/98 5.58% $ 2,000,000 $ 1,989,554
6/4/98 5.60  10,000,000  9,901,867
Fina Oil and Chemical Company
4/9/98 5.61  15,000,000  14,981,400
Ford Motor Credit Co.
4/7/98 5.58  40,000,000  39,963,333
4/15/98 5.58  100,000,000  99,784,556
4/16/98 5.58  60,000,000  59,861,500
5/6/98 5.53  75,000,000  74,602,604
5/11/98 5.53  45,000,000  44,727,000
5/12/98 5.53  35,000,000  34,782,358
General Electric Capital Corp.
4/1/98 6.13  385,381,000  385,381,000
4/7/98 5.79  75,000,000  74,930,000
5/20/98 5.52  150,000,000  148,893,417
7/21/98 5.57  40,000,000  39,326,600
7/31/98 5.58  30,000,000  29,449,450
8/4/98 5.54  135,000,000  132,384,352
General Motors Acceptance Corp.
4/16/98 5.59  95,000,000  94,780,313
4/22/98 5.58  140,000,000  139,547,567
5/13/98 5.60  45,000,000  44,715,050
5/27/98 5.57  90,000,000  89,232,800
5/28/98 5.57  85,000,000  84,262,484
General Motors Corp.
4/27/98 5.61  15,000,000  14,939,550
Generale de Banque, SA
4/7/98 5.72  35,000,000  34,967,567
Grand Metropolitan Capital Corp.
4/6/98 5.66  20,000,000  19,984,722
GTE Corp.
4/7/98 5.74  5,000,000  4,995,242
4/23/98 5.78  10,000,000  9,964,861
Household Finance Corp.
4/14/98 5.59  60,000,000  59,879,750
IBM Credit Corp.
4/27/98 5.57  40,000,000  39,840,533
John Deere Capital Corp.
4/15/98 5.58  25,000,000  24,946,139
Kitty Hawk Funding Corp.
4/7/98 5.54  49,000,000  48,955,083
4/23/98 5.59  40,274,000  40,137,404
5/13/98 5.62  20,000,000  19,869,800
6/1/98 5.60  10,000,000  9,906,467
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
4/14/98 5.59  30,942,000  30,879,987
Merrill Lynch & Co., Inc.
4/1/98 6.05  200,000,000  200,000,000
4/20/98 5.55  35,000,000  34,898,588
6/1/98 5.59  35,900,000  35,564,215
Morgan Stanley, Dean Witter, Discover & Co.
4/1/98 5.67  60,000,000  60,000,000
4/16/98 5.54  110,000,000  109,748,375
6/3/98 5.60  65,000,000  64,372,100
6/15/98 5.58  30,000,000  29,656,250
National Australia Funding (Delaware), Inc.
4/21/98 5.52  100,000,000  99,697,778
Nationwide Building Society
4/7/98 5.68  20,000,000  19,981,333
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
New Center Asset Trust
5/4/98 5.58% $ 30,000,000 $ 29,847,650
5/15/98 5.54  15,000,000  14,900,267
5/18/98 5.55  80,000,000  79,428,689
PHH Corp.
5/26/98 5.66  30,000,000  29,742,875
6/10/98 5.58  50,000,000  49,465,278
Preferred Receivables Funding Corp.
4/2/98 5.57  25,000,000  24,996,146
4/14/98 5.58  63,750,000  63,622,235
4/15/98 5.55  15,000,000  14,967,917
4/22/98 5.59  24,550,000  24,470,519
Rabobank U.S.A. Financial Corp.
4/1/98 5.70  26,000,000  26,000,000
Sears Roebuck Acceptance Corp.
5/19/98 5.60  20,000,000  19,852,267
6/5/98 5.59  10,000,000  9,900,333
Southern Co.
5/14/98 5.58  25,000,000  24,835,167
Unifunding, Inc.
6/4/98 5.57  33,600,000  33,271,467
TOTAL COMMERCIAL PAPER   4,440,901,908
FEDERAL AGENCIES - 0.9%
FANNIE MAE - AGENCY COUPONS - 0.9%
6/12/98 5.59 (a)  95,000,000  94,990,945
BANK NOTES - 6.4%
Bank One, Columbus
4/7/98 5.57 (a)  70,000,000  69,990,686
Bank of America National Trust & Savings, San Francisco
4/9/98 5.55 (a)  43,000,000  42,999,602
Comerica Bank, Detroit
4/17/98 5.65 (a)  22,000,000  21,995,554
CoreStates Bank
4/14/98 5.65 (a)  10,000,000  10,000,000
First Bank NA - Minnesota
4/15/98 5.62 (a)  18,000,000  17,997,975
4/15/98 5.65 (a)  15,000,000  14,996,655
Key Bank, National Association
4/1/98 5.59 (a)  53,000,000  52,981,882
4/23/98 5.64 (a)  14,000,000  13,994,717
4/24/98 5.64 (a)  36,000,000  35,993,437
4/28/98 5.64 (a)  39,000,000  38,989,157
Morgan Guaranty Trust Co., NY
8/31/98 5.85  30,000,000  30,005,791
National City Bank - Kentucky
4/6/98 5.64 (a)  40,000,000  39,980,068
National City Bank - Pennsylvania
4/2/98 5.64  28,000,000  27,995,794
NationsBank, NA
10/19/98 5.54  50,000,000  50,000,000
Northern Trust Co., Chicago
4/1/98 5.69 (a)  25,000,000  24,995,756
PNC Bank, NA
4/1/98 5.61 (a)  14,000,000  13,996,834
4/16/98 5.58 (a)  75,000,000  74,965,341
4/27/98 5.65 (a)  28,000,000  27,997,493

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SouthTrust Bank, Alabama
4/13/98 5.65% (a) $ 17,000,000 $ 16,995,582
US Bank, NA
4/15/98 5.64 (a)  17,000,000  16,994,559
TOTAL BANK NOTES   643,866,883
MASTER NOTES  (A) - 3.6%
Goldman Sachs Group, L.P. (c)
5/4/98 5.63  18,000,000  18,000,000
6/13/98 5.69  170,000,000  170,000,000
J.P. Morgan Securities, Inc.
4/7/98 5.65  160,000,000  160,000,000
SunTrust Bank, Inc.
4/7/98 5.64  20,000,000  20,000,000
TOTAL MASTER NOTES   368,000,000
MEDIUM-TERM NOTES (A) - 2.7%
Beneficial Corp.
4/11/98 5.55  19,000,000  18,998,076
6/25/98 5.59  13,000,000  12,997,114
Merrill Lynch & Co., Inc.
4/1/98 5.75  42,000,000  41,997,901
4/6/98 5.66  16,000,000  15,999,715
New York Life Insurance Co.
6/23/98 5.89  55,000,000  55,000,000
Norwest Corp.
4/22/98 5.67  61,000,000  61,000,000
Pacific Mutual Life Insurance Co. (b)
6/9/98 5.95  37,000,000  37,000,000
Transamerica Life Insurance & Annuity Co.
6/16/98 5.70  25,000,000  25,000,000
TOTAL MEDIUM-TERM NOTES   267,992,806
SHORT-TERM NOTES (A) - 6.9%
Capital One Funding Corp. (1994-C)
4/7/98 5.63  7,683,000  7,683,000
Capital One Funding Corp. (1995-E)
4/7/98 5.63  6,917,000  6,917,000
Capital One Funding Corp. (1996-C)
4/7/98 5.63  17,667,000  17,667,000
Capital One Funding Corp. (1996-H)
4/7/98 5.66  4,600,000  4,600,000
Capital One Funding Corp. (1997-E)
4/7/98 5.63  13,600,000  13,600,000
Capital One Funding Corp. (1997-F)
4/7/98 5.63  10,800,000  10,800,000
Liquid Asset Backed Securities Trust (1996-1) (b)
4/15/98 5.67  33,000,000  33,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
4/1/98 5.65  56,000,000  56,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
4/17/98 5.67  106,000,000  106,000,000
SMM Trust (1997-I) (b)
4/29/98 5.69  14,000,000  14,000,000
SMM Trust (1997-P) (b)
4/16/98 5.69  45,000,000  45,000,000
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SMM Trust (1997-X) (b)
4/13/98 5.69% $ 120,000,000 $ 120,000,000
Strategic Money Market Trust (1997-A) (b)
6/23/98 5.69  163,000,000  163,000,000
Strategic Money Market Trust (1998-B) (b)
4/6/98 5.69  97,000,000  97,000,000
TOTAL SHORT-TERM NOTES   695,267,000
TIME DEPOSITS - 2.1%
National City Bank - Cleveland
4/1/98 6.13  150,000,000  150,000,000
Sumitomo Bank, Ltd. Japan
4/3/98 6.25  62,000,000  62,000,000
TOTAL TIME DEPOSITS   212,000,000
REPURCHASE AGREEMENTS - 1.5%
 MATURITY
 AMOUNT
In a joint trading account:
 (U.S. Government Obligations)
 dated 3/31/98 due 4/1/98
  At 6.08%  $ 100,016,898  100,000,000
 (U.S. Treasury Obligations)
 dated 3/31/98 due 4/1/98
  At 5.97%   56,331,345  56,322,000
TOTAL REPURCHASE AGREEMENTS   156,322,000
TOTAL INVESTMENTS - 100%   $ 10,118,057,259
Total Cost For Income Tax Purposes    $ 10,118,057,259
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $671,000,000 or 6.7% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs
 Group, L.P.:
  5.63%, 5/4/98 8/5/97  $ 18,000,000
  5.69%, 6/13/98 3/10/98  $ 170,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $188,000,000 or 1.9% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $2,220,000 of which $336,000, $898,000, $547,000,
$245,000, $14,000 and $180,000 will expire on March 31, 2001, 2002,
2003, 2004, 2005 and 2006, respectively.
A total of 1.30% of the dividends distributed during the fiscal year was derived frominterest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.
FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $156,322,000) - SEE
ACCOMPANYING                                                                                              $ 10,118,057,259
SCHEDULE

CASH                                                                                                       546

RECEIVABLE FOR INVESTMENTS SOLD                                                                            1,759,000

INTEREST RECEIVABLE                                                                                        58,569,220

 TOTAL ASSETS                                                                                             10,178,386,025

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                                          $ 198,661,107

SHARE TRANSACTIONS IN PROCESS                                                               2,128,737

DISTRIBUTIONS PAYABLE                                                                       17,225,140

ACCRUED MANAGEMENT FEE                                                                      1,795,151

DISTRIBUTION FEES PAYABLE                                                                  130,250

OTHER PAYABLES AND                                                                          651,353
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                         220,591,738

NET ASSETS                                                                                                $ 9,957,794,287

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                          $ 9,960,068,110

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                       (2,273,823)

NET ASSETS                                                                                                $ 9,957,794,287


CLASS I:                                    $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($9,383,995,857 (DIVIDED BY)
 9,386,116,353 SHARES)

CLASS II:                                   $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($85,990,068 (DIVIDED BY)
 86,009,499 SHARES)

CLASS III:                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($487,808,362 (DIVIDED BY)
 487,918,592 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                      $ 578,376,724

EXPENSES

MANAGEMENT FEE                                         $ 20,235,151

TRANSFER AGENT FEES

 CLASS I                                                2,191,423

 CLASS II                                               24,132

 CLASS III                                              154,790

DISTRIBUTION FEES

 CLASS II                                               146,987

 CLASS III                                              1,461,065

ACCOUNTING FEES AND EXPENSES                            786,055

NON-INTERESTED TRUSTEES' COMPENSATION                   54,865

CUSTODIAN FEES AND EXPENSES                             169,816

REGISTRATION FEES

 CLASS I                                                1,118,522

 CLASS II                                               57,827

 CLASS III                                              166,541

AUDIT                                                   72,856

LEGAL                                                   53,530

MISCELLANEOUS                                           54,144

 TOTAL EXPENSES BEFORE REDUCTIONS                       26,747,704

 EXPENSE REDUCTIONS                                     (6,942,763)   19,804,941

NET INTEREST INCOME                                                   558,571,783

NET REALIZED GAIN (LOSS)                                              (234,733)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 558,337,050


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                    YEAR ENDED       YEAR ENDED
                                                                                     MARCH 31,        MARCH 31,
                                                                                     1998             1997

OPERATIONS                                                                           $ 558,571,783    $ 488,133,785
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             (234,733)        (13,722)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      558,337,050      488,120,063

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (522,359,446)    (461,178,632)

  CLASS II                                                                            (5,229,363)      (5,834,884)

  CLASS III                                                                           (30,982,974)     (21,120,269)

 TOTAL DISTRIBUTIONS                                                                  (558,571,783)    (488,133,785)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              670,095,958      2,248,152,485

 CLASS II                                                                             (81,609,613)     103,399,852

 CLASS III                                                                            43,774,250       214,546,392

 TOTAL SHARE TRANSACTIONS                                                             632,260,595      2,566,098,729

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             632,025,862      2,566,085,007

NET ASSETS

 BEGINNING OF PERIOD                                                                  9,325,768,425    6,759,683,418

 END OF PERIOD                                                                       $ 9,957,794,287  $ 9,325,768,425



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998         1997         1996         1995         1994


NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .055         .053         .057         .049         .032

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.055)       (.053)       (.057)       (.049)       (.032)

NET ASSET VALUE, END OF PERIOD                       $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                                        5.68%        5.43%        5.90%        4.99%        3.20%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 9,383,996  $ 8,714,137  $ 6,465,953  $ 5,130,123  $ 3,200,277

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .18% B       .18% B       .18% B       .18% B       .18% B

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.54%        5.31%        5.73%        5.00%        3.15%


A THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
B FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY MARKET
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997       1996 D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .054      .051       .022

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.054)    (.051)     (.022)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000    $ 1.000

TOTAL RETURN B                                        5.52%     5.27%      2.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 85,990  $ 167,583  $ 64,200

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .33% C    .33% C     .33% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.39%     5.16%      5.29% A


FINANCIAL HIGHLIGHTS - CLASS III

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998       1997       1996       1995       1994 E

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .053       .050       .055       .046       .011

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.053)     (.050)     (.055)     (.046)     (.011)

NET ASSET VALUE, END OF PERIOD                       $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                        5.41%      5.17%      5.61%      4.66%      1.08%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 487,808  $ 444,048  $ 229,530  $ 457,286  $ 89,463

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .43% C     .43% C     .45% C     .50% C     .50% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.28%      5.06%      5.46%      4.94%      2.83% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
C FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD NOVEMBER
6, 1995
(COMMENCEMENT OF SALE
OF CLASS II SHARES) TO
MARCH 31, 1996.
E FOR THE PERIOD NOVEMBER
17, 1993
(COMMENCEMENT OF SALE
OF CLASS III SHARES) TO
MARCH 31, 1994.

FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CERTIFICATES OF DEPOSIT - 42.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 5.0%
Fleet National Bank
6/10/98 5.53% $ 10,000,000 $ 10,000,000
SunTrust Bank, Atlanta
5/6/98 5.52  10,000,000  9,999,808
  19,999,808
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.3%
ABN-AMRO Bank NV
2/2/99 5.54  5,000,000  4,998,351
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 27.0%
Australia & New Zealand Banking Group
4/2/98 5.70  5,000,000  5,000,004
Bank of Montreal, Canada
4/6/98 5.57  5,000,000  5,000,000
5/4/98 5.52  5,000,000  5,000,000
Bank of Nova Scotia
7/21/98 5.97  1,000,000  999,530
Bank of Tokyo - Mitsubishi Ltd.
4/20/98 6.03  9,000,000  9,000,000
Banque Nationale de Paris
5/5/98 5.52  5,000,000  5,000,000
Barclays Bank, PLC
5/13/98 5.52  5,000,000  5,000,000
5/20/98 5.52  7,000,000  7,000,000
Bayerische Hypotheken-und Wechsel
5/11/98 5.56  5,000,000  5,000,000
Bayerische Vereinsbank AG
5/4/98 5.66  5,000,000  5,000,000
Credit Agricole Indosuez
5/20/98 5.52  2,000,000  2,000,000
Deutsche Bank, AG
4/15/98 5.58  6,000,000  5,999,718
8/3/98 5.52  5,000,000  5,000,000
Dresdner Bank, AG
4/6/98 5.56  5,000,000  5,000,000
National Westminster Bank, PLC
6/23/98 6.00  3,000,000  2,999,420
7/22/98 5.89  5,000,000  4,999,186
8/7/98 5.97  3,000,000  2,998,654
Royal Bank of Canada
2/10/99 5.60  5,000,000  4,997,102
Societe Generale, France
6/8/98 5.58  5,000,000  5,000,000
8/4/98 5.53  5,000,000  5,000,000
8/24/98 5.55  5,000,000  5,000,000
Swiss Bank Corp.
8/28/98 5.97  2,000,000  1,999,610
3/24/99 5.75  5,000,000  4,995,229
  107,988,453
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
Bank of Nova Scotia
4/1/98 6.20  2,000,000  2,000,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 8.7%
Banco Bilbao Vizcaya, SA
4/7/98 5.65  2,000,000  2,000,003
Barclays Bank, PLC
4/23/98 5.80  5,000,000  5,000,000
National Australia Bank Ltd.
4/14/98 5.72  5,000,000  4,999,930

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
National Westminster Bank, PLC
4/6/98 5.52% $ 7,000,000 $ 6,999,999
Norddeutsche Landesbank Girozentrale
4/15/98 5.56  10,000,000  9,999,604
Westdeutsche Landesbank Girozentrale
6/4/98 5.52  6,000,000  6,000,105
  34,999,641
TOTAL CERTIFICATES OF DEPOSIT   169,986,253
COMMERCIAL PAPER - 40.5%
Aspen Funding Corp.
4/15/98 5.60  5,000,000  4,989,189
4/16/98 5.59  15,000,000  14,965,313
Asset Securitization Coop. Corp.
4/14/98 5.59  2,000,000  1,995,992
5/8/98 5.52  2,000,000  1,988,808
Associates Corp. of North America
5/18/98 5.53  5,000,000  4,964,358
Bear Stearns Cos., Inc.
6/11/98 5.59  5,000,000  4,945,567
BMW US Capital Corp.
5/26/98 5.65  2,000,000  1,983,103
BTAB Holdings Funding Corp.
4/22/98 5.65  5,000,000  4,983,579
Caisse des Depots et Consigns
4/28/98 5.57  5,000,000  4,979,225
CIT Group, Inc.
6/25/98 5.82  5,000,000  4,933,299
Citibank Credit Card Master Trust I (Dakota Certificate Program) 4/16/98 5.54 19,000,000 18,956,617
Eiger Capital Corp.
4/13/98 5.54  4,940,000  4,930,943
Enterprise Funding Corp.
5/13/98 5.59  5,000,000  4,967,742
Ford Motor Credit Co.
4/7/98 5.58  5,000,000  4,995,417
4/10/98 5.53  10,000,000  9,986,300
5/11/98 5.53  5,000,000  4,969,667
General Electric Capital Corp.
4/7/98 5.79  5,000,000  4,995,333
6/3/98 5.54  5,000,000  4,952,313
8/4/98 5.54  10,000,000  9,812,847
General Motors Acceptance Corp.
4/22/98 5.58  5,000,000  4,983,842
5/27/98 5.57  5,000,000  4,957,375
Goldman Sachs Group, L.P.
4/13/98 5.69  10,000,000  9,981,333
IBM Credit Corp.
4/27/98 5.57  5,000,000  4,980,067
Morgan Stanley, Dean Witter, Discover & Co.
6/3/98 5.60  5,000,000  4,951,700
Nationwide Building Society
4/7/98 5.68  5,000,000  4,995,333
New Center Asset Trust
5/15/98 5.54  3,000,000  2,980,053
5/18/98 5.55  5,000,000  4,964,293
TOTAL COMMERCIAL PAPER   162,089,608
FEDERAL AGENCIES - 1.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FANNIE MAE - AGENCY COUPONS - 1.3%
6/12/98 5.59% (a) $ 5,000,000 $ 4,999,523
BANK NOTES (A) - 1.7%
Northern Trust Co., Chicago
4/1/98 5.69  5,000,000  4,999,151
SouthTrust Bank, Alabama
4/13/98 5.65  1,000,000  999,740
US Bank, NA
4/15/98 5.64  1,000,000  999,680
TOTAL BANK NOTES   6,998,571
MASTER NOTES (A) - 1.3%
Goldman Sachs Group, L.P. (c)
6/13/98 5.69  5,000,000  5,000,000
MEDIUM-TERM NOTES (A) - 2.2%
Merrill Lynch & Co., Inc.
4/1/98 5.75  3,000,000  2,999,850
4/6/98 5.66  1,000,000  999,982
Morgan Stanley, Dean Witter, Discover & Co.
4/1/98 5.67  5,000,000  5,000,000
TOTAL MEDIUM-TERM NOTES   8,999,832
SHORT-TERM NOTES (A) - 7.7%
Capital One Funding Corp. (1994-B)
4/7/98 5.63  3,899,000  3,899,000
Capital One Funding Corp. (1994-E)
4/7/98 5.63  2,225,000  2,225,000
Liquid Asset Backed Securities Trust (1997-5) (b)
4/17/98 5.67  4,000,000  4,000,000
SMM Trust (1997-P) (b)
4/16/98 5.69  2,000,000  2,000,000
SMM Trust (1997-X) (b)
4/13/98 5.69  6,000,000  6,000,000
Strategic Money Market Trust (1997-A) (b)
6/23/98 5.69  10,000,000  10,000,000
Strategic Money Market Trust (1998-B) (b)
4/6/98 5.69  3,000,000  3,000,000
TOTAL SHORT-TERM NOTES   31,124,000
REPURCHASE AGREEMENTS - 2.8%
   MATURITY
   AMOUNT
In a joint trading account
 (U.S. Treasury Obligations):
 dated 3/31/98 due 4/1/98
  At 5.94%  $ 11,151,841  11,150,000
TOTAL INVESTMENTS - 100%   $ 400,347,787
Total Cost for Income Tax Purposes  $ 400,347,787
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $25,000,000 or 6.2% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Goldman Sachs
 Group, L.P.
  5.69%, 6/13/98   3/10/98 $ 5,000,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $5,000,000 or 1.2% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At March 31, 1998, the fund had a capital loss carryforward of approximately $29,000 of which $5,000, $10,000 and $14,000 will expire on March 31, 2004, 2005 and 2006, respectively.
FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $11,150,000) - SEE ACCOMPANYING
SCHEDULE                                                                                                    $ 400,347,787

CASH                                                                                                         526

RECEIVABLE FOR INVESTMENTS SOLD                                                                              55,000

INTEREST RECEIVABLE                                                                                          2,448,432

 TOTAL ASSETS                                                                                                 402,851,745

LIABILITIES

DISTRIBUTIONS PAYABLE                                                                            $ 173,450

ACCRUED MANAGEMENT FEE                                                                            56,753

DISTRIBUTION FEES PAYABLE                                                                         20,059

OTHER PAYABLES AND                                                                                 73,815
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                                           324,077

NET ASSETS                                                                                                  $ 402,527,668

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                             $ 402,559,052

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                          (31,384)

NET ASSETS                                                                                                  $ 402,527,668


CLASS I:                                 $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($303,826,094 (DIVIDED BY)
 303,901,525 SHARES)

CLASS II:                                $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($23,321,405 (DIVIDED BY)
 23,327,195 SHARES)

CLASS III:                               $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($75,380,169 (DIVIDED BY)
 75,398,884 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                     $ 22,589,605

EXPENSES

MANAGEMENT FEE                                         $ 1,408,420

TRANSFER AGENT FEES

 CLASS I                                                30,043

 CLASS II                                               801

 CLASS III                                              2,353

DISTRIBUTION FEES

 CLASS II                                               41,909

 CLASS III                                              116,323

ACCOUNTING FEES AND EXPENSES                            20,711

NON-INTERESTED TRUSTEES' COMPENSATION                   1,109

CUSTODIAN FEES AND EXPENSES                             8,659

REGISTRATION FEES

 CLASS I                                                16,975

 CLASS II                                               1,976

 CLASS III                                              2,775

AUDIT                                                   24,195

LEGAL                                                   427

MISCELLANEOUS                                           500

 TOTAL EXPENSES BEFORE REDUCTIONS                       1,677,176

 EXPENSE REDUCTIONS                                     (731,960)    945,216

NET INTEREST INCOME                                                  21,644,389

NET REALIZED GAIN (LOSS)                                             (15,808)
 ON INVESTMENTS

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 21,628,581


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                    YEAR ENDED     YEAR ENDED
                                                                                     MARCH 31,      MARCH 31,
                                                                                     1998           1997

OPERATIONS                                                                           $ 21,644,389   $ 16,324,511
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             (15,808)       (10,180)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      21,628,581     16,314,331

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (17,673,446)   (15,341,476)

  CLASS II                                                                            (1,512,439)    (430,045)

  CLASS III                                                                           (2,458,504)    (552,990)

 TOTAL DISTRIBUTIONS                                                                  (21,644,389)   (16,324,511)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              (9,066,939)    89,124,894

 CLASS II                                                                             9,157,642      9,458,555

 CLASS III                                                                            58,744,207     15,044,461

 TOTAL SHARE TRANSACTIONS                                                             58,834,910     113,627,910

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             58,819,102     113,617,730

NET ASSETS

 BEGINNING OF PERIOD                                                                  343,708,566    230,090,836

 END OF PERIOD                                                                       $ 402,527,668  $ 343,708,566



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I


                                     YEARS ENDED MARCH 31,             SEVEN MONTHS    YEARS ENDED AUGUST 31,
                                                                       ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998       1997       1996        1995        1994     1993

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000    $ 1.000    $ 1.000     $ 1.000    $ 1.000    $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .055       .053       .032        .054       .033       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.055)     (.053)     (.032)      (.054)     (.033)     (.029)

NET ASSET VALUE, END OF PERIOD                       $ 1.000    $ 1.000    $ 1.000     $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B                                        5.64%      5.39%      3.21%       5.53%      3.34%      2.93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 303,826  $ 312,892  $ 223,772   $ 300,863  $ 399,333  $ 611,410

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .20% C     .20% C     .27% A, C   .42%       .42%       .42%

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.49%      5.26%      5.46% A     5.33%      3.24%      2.89%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS' EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN
HIGHER (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS II

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997      1996 D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .053      .051      .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.053)    (.051)    (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                        5.48%     5.23%     2.15%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 23,321  $ 14,166  $ 4,709

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .35% C    .35% C    .35% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.37%     5.14%     5.06% A


FINANCIAL HIGHLIGHTS - CLASS III

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997      1996 E

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .052      .050      .021

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.052)    (.050)    (.021)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                        5.38%     5.12%     2.11%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 75,380  $ 16,651  $ 1,610

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .45% C    .45% C    .45% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    5.29%     5.03%     5.01% A


A ANNUALIZED
B TOTAL RETURNS
FOR PERIODS OF
LESS THAN ONE
YEAR ARE NOT
ANNUALIZED.
THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD
CERTAIN
EXPENSES NOT
BEEN REDUCED
DURING THE
PERIODS SHOWN
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A
PORTION OF THE
CLASS'
EXPENSES
DURING THE
PERIOD.
WITHOUT THIS
REIMBURSEMEN
T, THE CLASS'
EXPENSE RATIO
WOULD HAVE
BEEN HIGHER
(SEE NOTE 5 OF
NOTES TO
FINANCIAL
STATEMENTS).
D FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS II
SHARES) TO
MARCH 31,
1996.
E FOR THE PERIOD
NOVEMBER 6,
1995
(COMMENCEM
ENT OF SALE OF
CLASS III
SHARES) TO
MARCH 31,
1996.

FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT
INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ALABAMA - 2.7%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Homewood Gardens Proj.) Series 1991-C,
4.10%, LOC SouthTrust Bank, Alabama, VRDN   $ 2,045,000 $ 2,045,000
Anniston Ind. Dev. Board (Monsanto Co. Proj.) Series 1992, 3.75%, VRDN
 9,100,000  9,100,000
Anniston Solid Waste Disp. Auth. (Monsanto Co. Proj.) Series 1992,
3.75%, VRDN   2,230,000  2,230,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.)
Series 1997,
3.75%, LOC AmSouth Bank, VRDN   9,200,000  9,200,000
Columbia Ind. Dev. Board Participating VRDN, Series 97-I,
3.82% (Liquidity Facility Caisse des Depots et Consignations) (b) 2,180,000 2,180,000
Decatur Ind. Dev. Board (Monsanto Co. Proj.) Series 1990, 3.75%, VRDN
 5,925,000  5,925,000
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1992, 3.75%   3,500,000  3,500,000
 Series 1994, 3.75%   3,115,000  3,115,000
Huntsville Ind. Dev. Board Rev. Rfdg. (PPG Inds., Inc. Proj.) Series
1992, 3.75%, VRDN   1,000,000  1,000,000
Jefferson County Sewer Participating VRDN, Series 1997D PT-124,
3.80% (Liquidity Facility Commerzbank AG) (b)   3,800,000  3,800,000
Montgomery Ind. Dev. Board Poll. Cont. Rev. Rfdg. Bonds (General Electric Co. Proj.)
Series 1990, 3.55% 4/7/98, CP mode   12,500,000  12,500,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co., Inc.)
Series 1993, 3.80%, VRDN   2,300,000  2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series
1989-A,
3.75%, LOC SouthTrust Bank, Alabama, VRDN   4,025,000  4,025,000
  60,920,000
ALASKA - 0.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
 Series 1995-A, 3.80% (Liquidity Facility Bank of New York, NA) (b) 3,010,000 3,010,000
 Series 1997-F, 3.77% (Liquidity Facility Bank of America Nat'l. Trust
& Savings) (b)   1,500,000  1,500,000
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co. Proj.)
Series 1994-B, 3.70%, VRDN   3,700,000  3,700,000
  8,210,000
ARIZONA - 2.7%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.) Series
1981-B,
4.15%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN   5,400,000  5,400,000
Maricopa County Commty. College Dist. Bonds 6% 7/1/98   2,880,000
2,894,616
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997-B, 3.82% (Liquidity Facility Caisse des Depots et Consignations) (b)
6,535,000  6,535,000
Mesa Muni. Dev. Corp. Bonds Series 1996-A&B, 3.85% 10/6/98,
LOC Westdeutsche Landesbank Girozentrale, CP mode   5,000,000
5,000,000
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Del Mar Terrace Apts. Proj.) Series 1984, 3.75%, LOC Bank of America
Nat'l. Trust & Savings   3,000,000  3,000,000
 (Paradise Lakes Apt. Proj.) Series 1995, 3.85%, LOC General Electric
Capital Corp.   17,500,000  17,500,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.)
Series 1995, 3.70%, LOC Chase Manhattan Bank, VRDN   10,500,000
10,500,000
Salt River Agric. Impt. & Pwr. Dist. 3.55% 4/7/98, CP   5,500,000
5,500,000
Univ. of Arizona Sys. Rev. BAN Series 1997, 3.95% 10/1/98    5,600,000
5,600,000
  61,929,616
ARKANSAS - 1.4%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Jefferson Hosp. Assoc., Inc. Proj.) Series 1989,
3.75%, LOC Kredietbank, NV, VRDN   3,660,000  3,660,000
North Little Rock Baptist Health Hosp. Rev. Series 1996-B, 3.75% (MBIA
Insured)
(BPA Credit Swiss First Boston) VRDN   16,600,000  16,600,000
Univ. of Arkansas Rev. Series 1998, 3.75% (MBIA Insured)
(BPA Credit Swiss First Boston) VRDN   11,095,000  11,095,000
  31,355,000
CALIFORNIA - 5.0%
California Higher Ed. Loan Auth. Student Loan Rev. Sr. Lien Bonds
Series 1992-A,
4%, tender 7/1/98, LOC Student Loan Marketing Assoc.   12,000,000
12,000,000
California Poll. Cont. Fin. Auth. (Pacific Gas & Elec. Co.) Series
1996-C,
3.70%, LOC Bank of America Nat'l. Trust & Savings, VRDN   6,400,000
6,400,000
California Public Works Board Lease Rev. Bonds (Dept. of Corrections):
 Series 1997-B, 4.50% 9/1/98   10,690,000  10,716,293
 Series 1997-C, 4.75% 9/1/98   2,090,000  2,097,191
California State RAN Series 1997, 4.50% 6/30/98    18,080,000
18,108,504
Central Valley School Fin. Auth. TRAN Series 1997C, 4.50% 8/27/98 3,500,000 3,508,187
Los Angeles County Gen. Oblig. TRAN Series A, 4.50% 6/30/98
21,500,000  21,531,908
Los Angeles Gen. Oblig. TRAN 4.50% 6/30/98   23,000,000  23,033,837
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98   7,600,000  7,609,903
South Coast Local Ed. TRAN Series A, 4.50% 6/30/98 (MBIA Insured) 9,000,000 9,013,760
  114,019,583
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
COLORADO - 2.1%
Adams County Rev. (Adams Mental Health Foundation) Series 1997,
3.75%, LOC BankOne, Colorado, VRDN  $ 60,000 $ 60,000
Colorado Gen. Oblig. TRAN Series A, 4% 6/26/98    4,000,000  4,001,075
Colorado Health Facs. Auth. Hosp. Rev. (Kaiser Permanent Health Sys.)
Series 1995-A, 3.85%, VRDN   9,300,000  9,300,000
Colorado Postsecondary Ed. Facs. Auth. Participating VRDN, 3.85% (Liquidity Facility
Norwest Bank, NA, Minnesota) (b)   3,350,000  3,350,000
Colorado Springs Util. Sys. Impt. Participating VRDN, Series 1998,
3.85% (Liquidity Facility Bank of New York, NA) (b)   2,100,000
2,100,000
Denver City & County Dept. of Aviation Arpt. Sys. Participating VRDN, Series 1997-Q:
 3.80% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   23,595,000
23,595,000
 3.80% (Liquidity Facility CoreStates Bank) (b)   2,900,000  2,900,000
Pitkin County Multi-Family Hsg. Rev. Rfdg. (Centennial Aspen Proj.)
Series 1996-A,
3.65%, LOC Republic Nat'l. Bank, NY, VRDN   3,250,000  3,250,000
  48,556,075
CONNECTICUT - 0.2%
Connecticut Spl. Assessment Second Injury Fund 3.45% 4/16/98,
LOC Credit Communale DeBelgique, CP   5,300,000  5,300,000
DELAWARE - 0.6%
Delaware Econ. Dev. Auth. Poll. Cont. Rev. Rfdg., VRDN:
 (Peninsula United Methodist Homes, Inc.):
  Series 1992-B, 3.80%, LOC PNC Bank   5,000,000  5,000,000
  Series 1997-B, 3.80%, LOC PNC Bank   6,300,000  6,300,000
 (Philip Morris Co., Inc. Proj.) Series 1992, 3.75%   3,300,000
3,300,000
  14,600,000
FLORIDA - 5.5%
Broward County Hsg. Fin. Auth. Multi-Family Hsg. (Palm Aire-Oxford Proj.) Series 1990,
3.85% (Continental Casualty Co. Guaranteed) VRDN   1,620,000
1,620,000
Dade County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series
1997-C, VRDN:
 3.95%, tender10/16/98 (FGIC-Capital Market Services Guaranteed)
690,000  690,000
 3.95%, tender10/16/98 (FGIC Capital Market Services Guaranteed) 1,615,000 1,615,000
Florida Board of Ed. Participating VRDN, Series 96C0917, 3.77%
(Liquidity Facility Citibank, NA) (b)   2,900,000  2,900,000
Florida Capital Proj. Fin. Auth. (Capital Proj. Loan Prog.) Series
1997-A,
3.70% (FSA Insured) (BPA Credit Swiss First Boston) VRDN   23,500,000
23,500,000
Florida Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Brandon-Oxford Proj.) Series 1990-C,
3.85% (Continental Casualty Co. Guaranteed) VRDN   1,500,000
1,500,000
Florida Local Gov't. Finance Commission Pooled Notes Series A,
3.65% 9/8/98, LOC First Union Nat'l. Bank, CP   7,710,000  7,710,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
 Series 1988, 3.25% 4/1/98, CP mode    2,000,000  2,000,000
 Series 1989, 3.25% 4/1/98, CP mode   1,000,000  1,000,000
 Series 1990, 3.25% 4/1/98, CP mode   4,300,000  4,300,000
Jacksonville Elec. Auth. Elec. Sys. Series C-1,
3.55% 4/9/98 (BPA Morgan Guaranty Trust Co., NY) CP   4,000,000
4,000,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988, 4.20%, LOC
Sumitomo Bank Ltd., VRDN   2,300,000  2,300,000
Lakeland Elec. & Wtr. Participating VRDN, Series 960901,
3.82% (Liquidity Facility Citibank, NA) (b)   6,600,000  6,600,000
Lee County Hosp. Board Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
 Series 1995-A, 3.30% 4/1/98 (Liquidity Facility SunTrust Bank, Miami)
CP mode   2,500,000  2,500,000
 Series 1997-B, 3.85% 5/8/98 (Liquidity Facility SunTrust Bank,
Orlando) CP mode   5,400,000  5,400,000
Miami Hsg. Fin. Auth. (Miami Jewish Home & Hosp. for the Aged Proj.)
Series 1992,
3.70%, LOC SunTrust Bank, Miami, VRDN   2,000,000  2,000,000
Orange County Ind. Dev. Auth., VRDN:
 (Central Florida Blood Bank Proj.) Series 1988,
 3.70%, LOC SunTrust Bank, Orlando   1,045,000  1,045,000
 (Central Florida YMCA Proj.) Series 1997,
 3.70%, LOC SunTrust Bank, Orlando   5,625,000  5,625,000
Palm Beach Hsg. Fin. Auth. Multi-Family Hsg. Rev. (Haverhill Commons Proj.) Series 1997-A,
3.70%, LOC Credit Lyonnaise, Republic Nat'l. Bank, VRDN   4,100,000
4,100,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.)
3.85%, VRDN   5,800,000  5,800,000
Saint Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Lt.
Co. Proj.):
 Series 1994A, 3.55% 4/1/98, CP mode   2,900,000  2,900,000
 Series 1994A, 3.55% 4/1/98, CP mode   2,350,000  2,350,000
 Series 1994A, 3.55% 4/7/98, CP mode   3,200,000  3,200,000
Sarasota County Pub. Hosp. Dist. Bonds (Sarasota Mem. Hosp.):
 Series 1991, 3.85% 4/7/98, CP mode   5,000,000  5,000,000
 Series 1991, 3.85% 4/8/98, CP mode   5,000,000  5,000,000
 Series 1993-A, 3.85% 4/7/98, CP mode   6,600,000  6,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Sunshine State Gov't. Fing. Commission Rev. Bonds Series 1986,
3.55% 4/9/98 (AMBAC Insured) (Liquidity Facility Toronto-Dominion
Bank,
Union Bank of Switzerland) CP mode  $ 3,000,000 $ 3,000,000
West Orange Mem. Hosp. Rev. Bonds Series 1991-A1,
3.60% 4/8/98, LOC Rabobank Nederland Coop. Central, CP mode
10,000,000  10,000,000
  124,255,000
GEORGIA - 7.4%
Albany Dougherty County Hosp. Auth. (Phoebe Puttnay Mem. Hosp.) Series
1996,
3.75% (AMBAC Insured) (BPA SunTrust Bank, Atlanta) VRDN   1,700,000
1,700,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.) Series
1998,
3.75%, VRDN   20,000,000  20,000,000
Burke County Poll. Cont. Rev. (Georgia Pwr. Co.) Series 1994, 3.75%,
VRDN   2,000,000  2,000,000
Dekalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.)
3.70%, LOC SunTrust Bank, Atlanta, VRDN   2,900,000  2,900,000
Dekalb County Hosp. Auth. Rev. (Med. Ctr. Proj.) Series B,
3.70%, LOC SunTrust Bank, Atlanta, VRDN   4,000,000  4,000,000
Dekalb County Ind. Dev. Rev. (A.G. Rhodes Home at Wesley Woods, Inc.
Proj.)
Series 1996, 3.70%, LOC SunTrust Bank, Atlanta, VRDN   5,500,000
5,500,000
Fulton County Dev. Auth. Rev., VRDN:
 (Lovett School Proj.) 3.70%, LOC SunTrust Bank, Atlanta   3,000,000
3,000,000
 (Robert W. Woodruff Arts Ctr.) 3.70%, LOC SunTrust Bank, Atlanta 3,000,000 3,000,000
Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Holcomb's Landing Apts. Proj.) 3.80%, LOC First Union Nat'l. Bank 1,800,000 1,800,000
 (Spring Creek Crossing Proj.) 3.80%, LOC Wachovia Bank, NA
13,000,000  13,000,000
Georgia Muni. Assoc. Pool Board Series 1990, 3.70% (MBIA Insured)
(BPA Credit Swiss First Boston) VRDN   18,200,000  18,200,000
Georgia Gen. Oblig. Participating VRDN, Series 1992 BTP-79, 3.775%
(Liquidity Facility Bankers Trust Co., NY) (b)   3,000,000  3,000,000
Georgia Muni. Elec. Auth. Participating VRDN, Series 1996 SG-40,
3.80% (Liquidity Facility Societe Generale, France) (b)   8,610,000
8,610,000
Georgia Muni. Elec. Auth. Series A, CP:
 3.60% 4/9/98, LOC Bayerische Landesbank Girozentale, Morgan Guaranty Trust Co., NY,
 Wachovia Bank, NA, Westdeutsche Landesbank Girozentrale   5,655,000
5,655,000
 3.60% 4/9/98, LOC Bayerische Landesbank Girozentrale, Morgan Guaranty Trust Co., NY,
 Wachovia Bank, NA, Westdeutsche Landesbank Girozentrale   8,165,000
8,165,000
Georgia Muni. Elec. Auth. Bonds:
 Series 1985-A, 3.50% 7/15/98, LOC Bayerische Landesbank Girozentrale,

 Morgan Guaranty Trust Co., NY, Credit Swiss First Boston, CP mode 4,200,000 4,200,000
 Series 1985-B, 3.50% 7/15/98, LOC Bayerische Landesbank Girozentrale,

 Morgan Guaranty Trust Co., NY, Credit Swiss First Boston, CP mode 3,500,000 3,500,000
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.65%,
VRDN   20,700,000  20,700,000
Macon-Bibb County Hosp. Auth. Rev. (Med. Ctr. of Central Georgia)
VRDN:
 3.70%, LOC SunTrust Bank, Atlanta   1,390,000  1,390,000
 Series 1997-A, 3.70%, LOC SunTrust Bank, Atlanta   2,000,000
2,000,000
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg. (Wood Pointe Apts.)
Series 1993,
3.80%, LOC First Union Nat'l. Bank, VRDN   1,500,000  1,500,000
Metro Atlanta Rapid Transit Auth. Sales Tax Participating VRDN, Series
SG-57,
3.80% (Liquidity Facility Societe Generale, France) (b)   8,605,000
8,605,000
Richmond County Board of Ed. Gen. Oblig. Participating VRDN, Series
1997-C,
3.82% (Liquidity Facility Caisse des Depots et Consignations) (b) 2,500,000 2,500,000
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Autumnbrook Apts.) Series
1991-A,
3.80%, LOC AmSouth Bank, VRDN   5,200,000  5,200,000
Smyrna Hsg. Auth. Multi-Family Hsg. Rev. (Post Valley Proj.)
3.70% (Fannie Mae Guaranteed) VRDN   11,100,000  11,100,000
Whitfield County Residential Care Facs. Auth. Rev. (Royal Oaks Sr.
Living Commty.)
3.70%, LOC First Union Nat'l. Bank, VRDN   2,000,000  2,000,000
Worth County Ind. Dev. Auth. Ind. Dev. Rev. (Seabrook Enterprises)
Series 1996-A,
3.70%, LOC SunTrust Bank, Atlanta, VRDN   4,150,000  4,150,000
  167,375,000
HAWAII - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Bonds (Kaiser
Permanente)
Series 1984-B, 3.70%, tender 9/1/98   1,500,000  1,500,000
IDAHO - 0.3%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.) VRDN:
 Series 1990, 3.75%   3,600,000  3,600,000
 Series 1994-A, 3.75%   3,000,000  3,000,000
 Series 1994-B, 3.75%   1,000,000  1,000,000
  7,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
ILLINOIS - 6.3%
Chicago Sales Tax Participating VRDN, Series 1997,
3.80% (Liquidity Facility Bank of New York, NA) (b)  $ 2,600,000 $
2,600,000
Chicago School Reform Board Participating VRDN, Series 96-BB,
3.82% (Liquidity Facility Bank of America Nat'l. Trust & Savings) (b)
 9,000,000  9,000,000
Chicago Tax Increment Allocation Rev. (Stockyards Southeast Quad)
Series 1996-B,
3.75%, LOC Northern Trust Co., Chicago, VRDN   11,700,000  11,700,000
Chicago Wtr. Participating VRDN, Series PT-129,
3.80% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (b)
 8,000,000  8,000,000
Decatur Wtr. Rev. Bonds Series 1985, 3.95% 4/3/98, LOC Sumitomo Bank
Ltd., Japan, CP mode   4,900,000  4,900,000
Dupage Wtr. Commission Rfdg. Participating VRDN, Series 1993,
3.77% (Liquidity Facility Citibank, NA) (b)   13,100,000  13,100,000
Eagle Tax-Exempt Trust (Univ. of Chicago) Series 1985,
3.77% (Liquidity Facility Citibank, NA) (b)   9,500,000  9,500,000
Glendale Heights Participating VRDN,
3.85% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (b)
 1,330,000  1,330,000
Illinois Dev. Fin. Auth. Rev. (American College of Surgeons) Series
1996,
3.70%, LOC Northern Trust Co., Chicago, VRDN   13,000,000  13,000,000
Illinois Edl. Facs. Auth. Participating VRDN, Series 1997-U,
3.80% (Liquidity Facility CoreStates Bank) (b)   4,250,000  4,250,000
Illinois Health Facs. Auth. Rev., VRDN:
 (Franciscan Eldercare Commty. Svc.) Series 1996-C, 3.75%, LOC LaSalle
Bank   9,800,000  9,800,000
 (Lake Forest Hosp. Proj.) 4.50%, LOC First Nat'l. Bank of Chicago 2,625,000 2,625,000
 (Methodist Med. Ctr. Proj.) Series 1985-B, 4.30%, LOC Sumitomo Bank
Ltd., Japan   1,300,000  1,300,000
 (Rehabilitation Institute of Chicago) Series 1997, 3.75%, LOC Bank of
America, Illinois   13,000,000  13,000,000
Illinois Health Facs. Auth. Participating VRDN, 3.80% (Liquidity
Facility
Rabobank Nederland Coop. Central) (b)   9,700,000  9,700,000
Metropolitan Pier & Exposition Auth. Participating VRDN, Series A,
3.80% (Liquidity Facility Bank of New York, NA) (b)   4,500,000
4,500,000
Northlake Econ. Dev. Rev. (Dominicks Finer Foods, Inc. Proj.) Series
1991-B,
3.80%, LOC First Nat'l. Bank of Chicago, VRDN   2,400,000  2,400,000
Illinois Regional Trans. Auth. Participating VRDN:
 Series 1996 SG-82, 3.80% (Liquidity Facility Societe Generale,
France) (b)   10,500,000  10,500,000
 Series SG-10, 3.80% (Liquidity Facility Societe Generale, France) (b) 3,600,000 3,600,000
Schaumburg Village Gen. Oblig. Series 1996-A, 3.75% (BPA Credit Swiss
First Boston) VRDN   5,000,000  5,000,000
Winnebago County Rev. (Mill Proj.) Series 1996, 3.75%, LOC BankOne,
Chicago, VRDN   3,235,000  3,235,000
  143,040,000
INDIANA - 1.5%
Elkart Commty. Schools TAN 4% 12/31/98   1,600,000  1,602,890
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985,
3.775%, LOC Bank of America Nat'l. Trust & Savings, VRDN   3,950,000
3,950,000
Fort Wayne Poll. Cont. Rev. (General Motors Corp. Proj.) 4%, VRDN 4,600,000 4,600,000
Hammond Poll. Cont. Rev. Rfdg. (Amoco Oil Co. Proj.) Series 1994,
3.75%, VRDN   2,135,000  2,135,000
Indiana Health Facs. Auth. Hosp. Rev. (Commty. Hosp. Proj.) Series B,
3.75%, LOC NBD Bank, Detroit, VRDN   7,500,000  7,500,000
Indiana Trans. Fin. Auth. Participating VRDN, Series BTP-218,
3.80% (Liquidity Facility Bankers Trust Co., NY) (b)   5,735,000
5,735,000
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Commty. Proj.)
VRDN:
 Series 1993, 3.75%, LOC BankOne, Indiana   3,300,000  3,300,000
 Series 1997, 3.75%, LOC BankOne, Indiana   2,200,000  2,200,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Commty. Proj.)
3.75%, LOC BankOne, Indiana, VRDN   3,700,000  3,700,000
  34,722,890
IOWA - 0.1%
Iowa Fin. Auth. Single-Family Hsg. Mtg. Prog. Bonds Series 1998-A,
3.65%, tender 2/24/99   2,200,000  2,200,000
Marshalltown Commty. School Dist. RAN Series 1997, 4.50% 6/24/98 1,000,000 1,001,102
  3,201,102
KANSAS - 0.9%
Burlington Poll. Cont. Elec. Pwr. Coop. Rev. Bonds Series 85C-2,
3.60% 7/10/98 (Nat'l. Rural Utilities Coop. Guaranteed) CP mode 1,000,000 1,000,000
La Cygne Envir. Impt. Rev. Rfdg.(Kansas City Pwr. & Lt. Co.) Series
1994:
 3.80%, VRDN   4,500,000  4,500,000
 3.80%, VRDN   14,440,000  14,440,000
  19,940,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
KENTUCKY - 0.4%
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co., Inc. Proj.) Series 1992, 3.80%, VRDN $ 1,300,000 $ 1,300,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co.):
 Series 1993-A, 3.75% 4/8/98, CP mode   2,000,000  2,000,000
 Series 1996-A, 3.65% 9/11/98, CP mode   4,700,000  4,700,000
Louisville & Jefferson County Participating VRDN, Series PT-69,
3.80% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (b)
 1,640,000  1,640,000
  9,640,000
LOUISIANA - 0.8%
Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg. (PPG Industries)
Series 1992, 3.75%, VRDN   10,000,000  10,000,000
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of
Louisiana Proj.)
4.025%, LOC Morgan Guaranty Trust Co., NY, VRDN   3,970,000  3,970,000
West Baton Rouge Parish Ind. Dist. #3 Rev. Rfdg. Bonds (Dow Chemical
Co. Proj.)
Series 1991, 3.60% 4/8/98, CP mode   3,800,000  3,800,000
  17,770,000
MARYLAND - 2.0%
Baltimore Rfdg. Participating VRDN, Series 1993 SG-20, 3.80%
(Liquidity Facility Societe Generale, France) (b)   3,000,000
3,000,000
Maryland Econ. Dev. Corp. Rev. Series 1995, 3.70%, LOC NationsBank,
NA, VRDN   21,900,000  21,900,000
Maryland Health & Higher Ed. Facs., VRDN:
 (Charlestown Commty. Issue) Series 1998-A, 3.70%, LOC First Union
Nat'l. Bank   7,000,000  7,000,000
 (North Arundel Hosp.) Series 1997-A, 3.70%, LOC Mellon Bank
3,550,000  3,550,000
Maryland Hsg. & Commty. Dev. Participating VRDN, Series 1997-P, 3.82% (Liquidity Facility Caisse des Depots et Consignations) (b)
9,720,000  9,720,000
  45,170,000
MASSACHUSETTS - 1.3%
Massachusetts Gen. Oblig. Participating VRDN, Series 96C2101,
3.82% (Liquidity Facility Citibank, NA) (b)   6,100,000  6,100,000
Massachusetts Health & Edl. Facs. Auth. Rev. (Cap. Asset Prog.) VRDN:
 Series B, 3.75% (MBIA Insured) (BPA Credit Swiss First Boston) 1,500,000 1,500,000
 Series C, 3.75% (MBIA Insured) (BPA Credit Swiss First Boston) 1,600,000 1,600,000
Massachusetts Tpk. Auth. Participating VRDN:
 Series PT-135, 3.77% (Liquidity Facility Banco Santander, SA) (b) 12,200,000 12,200,000
 Series PA-181, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.)
(b)   1,480,000  1,480,000
 Series 1997 N, 3.85% (Liquidity Facility Bank of America Nat'l. Trust
& Savings) (b)   6,700,000  6,700,000
  29,580,000
MICHIGAN - 0.8%
Grand Rapids Econ. Dev. Corp. Rev. (Holland Home Proj.) Series 1994-B,

3.80%, LOC Old Kent Bank & Trust Co., VRDN   2,250,000  2,250,000
Michigan Hosp. Fin. Auth. Hosp. Rev., VRDN:
Series A, Installment 9, 3.75%, LOC First of America Bank   2,300,000
2,300,000
 Series 1995-A, 3.75%, LOC First of America Bank   1,300,000
1,300,000
 3.75%, LOC First of America Bank   2,800,000  2,800,000
Michigan Trunk Line Participating VRDN, Series SG-87, 3.80%
(Liquidity Facility Societe Generale, France) (b)   700,000  700,000
Michigan Strategic Fund Rev. (Dow Chemical Co. Proj.) Series 1994,
3.80%, VRDN   3,100,000  3,100,000
Midland County Econ. Dev. Corp. Rev. (Dow Chemical Co. Proj.)
Series 1993-B, 3.85%, VRDN   1,400,000  1,400,000
Tolfree Mem. Hosp. Corp. Hosp. Rev. Series 1997-D, 3.70%, LOC First of
America Bank, VRDN   4,500,000  4,500,000
  18,350,000
MINNESOTA - 2.7%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co., Sherburne County Generator #3)
Series 1993-B, 3.60% 4/7/98, CP mode   5,000,000  5,000,000
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington Apts. Proj.) Series 1993,
3.70%, LOC Citibank, NA, VRDN   17,305,000  17,305,000
Mankato Multi-Family Hsg. Rev. Rfdg. (Highland Hills Proj.) Series
1997,
3.65%, LOC US Bank, NA, VRDN   3,485,000  3,485,000
Minneapolis/St. Paul Hsg. & Redev. Auth. Participating VRDN, Series
1996-E, 3.85%
(Liquidity Facility Norwest Bank, NA, Minnesota) (b)   3,250,000
3,250,000
Minnesota Gen. Oblig. Participating VRDN, Series BT-99,
3.80% (BPA Bankers Trust Co., NY) (b)   7,710,000  7,710,000
Minnetonka Multi-Family Hsg. Rev. Rfdg. (Cliffs at Ridgedale Proj.)
Series 1995,
3.70% (Fannie Mae Guaranteed) VRDN   20,900,000  20,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
North Branch Independent School Dist. #138 Participating VRDN, Series
1996-C,
3.85% (Liquidity Facility Norwest Bank, NA, Minnesota) (b)  $ 965,000
$ 965,000
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.) Series
1985-C,
3.85% (Liquidity Facility Rabobank Nederland Coop. Central) VRDN 2,000,000 2,000,000
  60,615,000
MISSOURI - 1.1%
Missouri Envir. Impt. & Energy Resources Auth. Rev. Rfdg., VRDN:
 (Assoc. Elec. Coop.) Series 1993-M, 3.75% (Nat'l. Rural Util. Coop.
Guaranteed)    13,700,000  13,700,000
 (Kansas City Pwr. & Lt. Co.) Series 1992, 3.75%   7,300,000
7,300,000
Missouri Health & Edl. Facs. Rev. (Lutheran Sr. Svcs.) 3.75%, LOC
Lasalle Nat'l. Bank, VRDN   3,000,000  3,000,000
  24,000,000
MONTANA - 0.5%
Montana Gen. Oblig. TRAN Series 1997, 4.50% 6/30/98   11,500,000
11,518,213
NEVADA - 0.6%
Clark County School Dist. Participating VRDN:
 Series BT-192, 3.80% (Liquidity Facility Bankers Trust Co., NY) (b) 2,800,000 2,800,000
 Series SG-62, 3.80% (Liquidity Facility Societe Generale, France) (b) 2,900,000 2,900,000
Nevada Cap. Impt. Participating VRDN, Series BT-236, 3.80%
(Liquidity Facility Bankers Trust Co., NY) (b)   2,100,000  2,100,000
Nevada Gen. Oblig. Participating VRDN, Series SGB-20, 3.80%
(Liquidity Facility Societe Generale, France) (b)   5,815,000
5,815,000
  13,615,000
NEW JERSEY - 1.3%
New Jersey Gen. Oblig. Series 1998A, CP:
 3.50% 4/1/98 (Liquidity Facility Bank of Nova Scotia)   26,300,000
26,300,000
 3.55% 4/7/98 (Liquidity Facility Bank of Nova Scotia)   4,000,000
4,000,000
  30,300,000
NEW MEXICO - 1.1%
Farmington Gen. Oblig. Participating VRDN, Series A PT-133, 3.80%
(Liquidity Facility Credit Swiss First Boston) (b)   25,695,000
25,695,000
NEW YORK - 2.0%
New York City Gen. Oblig. RAN Series 1988-A, 4.50% 6/30/98
30,400,000  30,446,363
New York City Metropolitan Trans. Auth. Commuter Facs. Participating VRDN, Series 1997P,
3.65% (Liquidity Facility CoreStates Bank) (b)   1,500,000  1,500,000
New York State Local Gov't. Assistance Corp. Participating VRDN, Series 1997 SG-99,
3.75% (Liquidity Facility Societe Generale, France) (b)   10,500,000
10,500,000
New York State Urban Dev. Corp. Participating VRDN, Series SG-33,
3.75% (Liquidity Facility Societe Generale, France) (b)   2,300,000
2,300,000
  44,746,363
NEW YORK & NEW JERSEY - 0.1%
New York & New Jersey Gen Oblig. Series 3, 3.70% (BPA Morgan Guaranty
Trust Co., NY) VRDN   2,800,000  2,800,000
NORTH CAROLINA - 0.9%
North Carolina Ed. Facs. Fin. Agcy. (Brevard College Corp.) Series
1997,
3.55%, LOC Wachovia Bank, NA, VRDN   8,800,000  8,800,000
North Carolina Med. Care Commission Health Care Facs. Rev. Bonds (St. Joseph of the Pines)
3.60%, tender 6/1/98, LOC Wachovia Bank, NA   8,100,000  8,100,000
North Carolina Med. Care Commty. Hosp. Rev. (Lexington Mem. Hosp.
Proj.)
3.85%, LOC First Union Nat'l. Bank, VRDN   2,700,000  2,700,000
  19,600,000
OHIO - 1.6%
Cleveland School Dist. Participating VRDN, 3.80% (Liquidity Facility
Bankers Trust Co., NY) (b)   3,100,000  3,100,000
Cuyahoga County Health Care Facs. Rev. (Benjamin Rose Institute Proj.) Series 1995-B,
3.70%, LOC Key Bank, Nat'l. Assoc., VRDN   1,900,000  1,900,000
Franklin County Ind. Dev. Rev. Rfdg. (Alco Standard Corp. Proj.)
Series 1994,
3.75%, LOC NationsBank, NA, VRDN   1,700,000  1,700,000
Hamilton County Hosp. Facs. Rev., VRDN:
(Childrens Hosp. Med. Ctr.) Series 1997-A, 3.80%, LOC PNC Bank, Ohio 3,000,000 3,000,000
 (Health Alliance of Cincinnati) Series 1997-A, 3.65% (MBIA Insured)
 (Liquidity Facility Credit Swiss First Boston)   19,300,000
19,300,000
Lucas County (The Toledo Zoological Society) 3.64%, LOC Key Bank,
Nat'l. Assoc., VRDN   3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
OHIO - CONTINUED
Marion County Hosp. Rev. Series 1992, 3.75%, LOC BankOne, Akron, VRDN $ 1,210,000 $ 1,210,000
Medina County Health Care Facs. Rev. (Oaks at Medina Proj.) Series B,
3.75%, LOC BankOne, VRDN   3,000,000  3,000,000
  36,210,000
PENNSYLVANIA - 7.0%
Allegheny County Higher Ed. Bldg. Auth. (Robert Morris College) 3.80%,
LOC PNC Bank, VRDN   3,750,000  3,750,000
Allegheny County Ind. Dev. Auth. Rev., VRDN:
(Jewish Home & Hosp. for Aged) Series 1996-B, 3.80%, LOC PNC Bank 4,140,000 4,140,000
 Rfdg. (North Versailles Shopping Ctr.) Series 1992, 3.75%, LOC
BankOne, Columbus   3,325,000  3,325,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Duquesne Lt. Co. Proj.) Series 1994,
3.60% 4/8/98, LOC Swiss Bank Corp., CP mode   2,600,000  2,600,000
Berks County Ind. Dev. Auth., VRDN:
Ind. Dev. Rev. (Continental Assurance Co. Proj.) Series 1982,
 3.45% (Continental Casualty Co. Guaranteed)   1,500,000  1,500,000
 Rev. (Lutheran Home at Topton Proj.) Series 1993-B, 3.60%, LOC
Meridian Bank, NA   8,700,000  8,700,000
Dallastown Area School Dist. Gen. Oblig. Series 1998,
3.75% (FGIC Insured) (BPA FGIC Security Purchase, Inc.) VRDN
5,000,000  5,000,000
Dauphin County Hosp. Auth. (All-Health Pooled Fin. Prog.) Series
1997-A,
3.75% (FSA Insured) (Liquidity Facility Credit Swiss First Boston)
VRDN   38,690,000  38,690,000
Dauphin County School Dist. Gen. Oblig. 3.75% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN   16,400,000
16,400,000
Delaware County Hosp. Auth. Rev. (Crozer-Chester Med. Ctr.) Series
1996,
3.58%, LOC Kredietbank NV, VRDN   4,900,000  4,900,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev. Series 1985-B,
3.65%, LOC Credit Swiss First Boston, VRDN   8,500,000  8,500,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College)
3.80% (BPA Chase Manhattan Bank) VRDN   10,805,000  10,805,000
Lehigh County Ind. Dev. Rev. (The Keebler Co.) Series 1992,
3.70%, LOC Bank of Nova Scotia, VRDN   3,940,000  3,940,000
North Lebanon Township (Grace Commty., Inc. Proj.) Series 1992-B,
3.60%, LOC CoreStates Bank, VRDN   1,425,000  1,425,000
North Pennsylvania Wtr. Auth. Participating VRDN, Series SGA-30,
3.80% (Liquidity Facility Societe Generale, France) (b)   4,000,000
4,000,000
Pennsylvania Econ. Dev. Auth. (Foxdale Village Proj.) Series 1989-C,
3.80%, LOC PNC Bank, VRDN   2,200,000  2,200,000
Pennsylvania Higher Ed. Facs. (Allegheny Delaware Valley Proj.) Series
1996-D,
3.70%, LOC PNC Bank, VRDN   6,300,000  6,300,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98, 4.50% 6/30/98 10,100,000 10,111,970
Philadelphia Redev. Auth. School Rev. (School for the Deaf) 3.75%, LOC
PNC Bank, VRDN   3,500,000  3,500,000
Philadelphia School Dist. Participating VRDN, Series 1997-W,
3.80% (Liquidity Facility CoreStates Bank) (b)   3,000,000  3,000,000
Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens Proj.) Series
1996,
3.80%, LOC PNC Bank, VRDN   3,400,000  3,400,000
South Fork Muni. Auth. Hosp. Rev. (Lee Hosp. Proj.) Series 1993-B,
3.80%, LOC PNC Bank, VRDN   5,215,000  5,215,000
Titusville Gen. Oblig. Participating VRDN, Series 1997,
3.80% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)   2,495,000
2,495,000
West Cornwall Muni. Auth. (Lebanon Valley Brethren Home)
3.60%, LOC CoreStates Bank, VRDN   875,000  875,000
York Fin. Rev. Series 1996, 3.80%, LOC First Union Nat'l. Bank, VRDN 4,000,000 4,000,000
  158,771,970
RHODE ISLAND - 0.1%
Rhode Island Health & Edl. Bldg. Rev. (Providence Country Day School)
Series 1996,
3.75%, LOC Fleet Nat'l. Bank, VRDN   1,995,000  1,995,000
SOUTH CAROLINA - 2.3%
South Carolina Cap. Impt. Participating VRDN, Series BT-27,
3.85% (Liquidity Facility Automatic Data Processing, Inc.) (b)
1,326,000  1,326,000
South Carolina Econ. Dev. Auth., VRDN:
Hosp. Rev. (St. Francis Hosp.) 3.75%, LOC Chase Manhattan Bank
5,000,000  5,000,000
 Healthcare Facs. Rev.:
 (Greenville Baptist Proj.) 3.65%, LOC Wachovia Bank, NA   10,400,000
10,400,000
  (Methodist Home Proj.) Series 1994, 3.75%, LOC NationsBank, NA 5,600,000 5,600,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-Family Hsg. Rev. Rfdg.,
VRDN:
 (Charleston Oxford) Series 1990-B, 3.85% (Continental Casualty Co.
Guaranteed)    10,180,000  10,180,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
 (Greenville Oxford) Series 1990-A, 3.85% (Continental Casualty Co.
Guaranteed)   $ 4,855,000 $ 4,855,000
 (Richland Oxford) Series 1990-C, 3.85% (Continental Casualty Co.
Guaranteed)    5,130,000  5,130,000
South Carolina Pub. Svc. Auth. Participating VRDN, Series 1996,
3.77% (Liquidity Facility Chase Manhattan Bank) (b)   6,900,000
6,900,000
Walhalla Rev. Rfdg. (Avondale Mills, Inc. Proj.) Series 1990, 3.70%,
LOC SunTrust Bank, Atlanta, VRDN   1,800,000  1,800,000
  51,191,000
TENNESSEE - 5.1%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev., VRDN:
 (City of Murfreesboro Loan) 3.70%, LOC NationsBank, Tennessee
4,000,000  4,000,000
 Series 1994, 3.70%, LOC NationsBank, Tennessee   1,100,000  1,100,000
 Series 1995, 3.70%, LOC NationsBank, NA   36,300,000  36,300,000
 3.70%, LOC NationsBank, NA   5,000,000  5,000,000
Jackson Health & Hsg. Multi-Family Hsg. Rev. Rfdg. (Post House North
Apts. Proj.)
3.85%, LOC SouthTrust Bank, Alabama, VRDN   3,680,000  3,680,000
Knoxville Participating VRDN, Series BT-57, 3.85%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   3,540,000
3,540,000
Memphis Ctr. Fin. Corp. Rev. (Arbors of Hbr. Town Proj.) Series 1990, 3.50% (Northwestern Mutual Life Insurance Co. Guaranteed) VRDN 3,700,000 3,700,000
Memphis Gen. Impt. Participating VRDN, Series 1996, 3.80%
(Liquidity Facility Societe Generale, France) (b)   3,730,000
3,730,000
Metropolitan Gov't. of Nashville & Davidson County Gen. Oblig.
Participating VRDN,
Series SG-11, 3.80% (Liquidity Facility Societe Generale, France) (b)
 2,100,000  2,100,000
Metropolitan Gov't. of Nashville & Davidson County Health & Ed. Facs.,
VRDN:
Multi-Family Hsg. Rev. (Brentwood Oaks Apts.) 3.75%
 (Northwestern Mutual Life Insurance Co. Guaranteed)   2,920,000
2,920,000
 Rev. (McKendree Village, Inc. Proj.) 3.70%, LOC SunTrust Bank,
Nashville   5,000,000  5,000,000
Metropolitan Gov't. of Nashville & Davidson County Pooled Loan Ed. Prog. Rev. Series A,
3.70%, LOC NationsBank, Tennessee, VRDN   4,380,000  4,380,000
Montgomery County Pub. Bldg. Auth. Rev., VRDN:
 Series 1995, 3.70%, LOC NationsBank, Tennessee   32,070,000
32,070,000
 3.70%, LOC NationsBank, Tennessee   2,500,000  2,500,000
Sevier County Gen. Oblig., VRDN:
 Series D1, 3.70% (AMBAC Insured) (Liquidity Facility Kredietbank NV) 1,500,000 1,500,000
 Series D2, 3.70% (AMBAC Insured) (Liquidity Facility Kredietbank NV) 4,000,000 4,000,000
  115,520,000
TEXAS - 17.1%
Amarillo Health Facs. Corp. (Sears Panhandle Retirement Corp.) 3.80%,
LOC Texas Commerce Bank, NA, Houston, VRDN   1,200,000  1,200,000
Austin Combined Util. Sys. Series A, 3.80% 4/9/98, LOC Morgan Guaranty
Trust Co., NY, CP   5,000,000  5,000,000
Austin Higher Ed. Auth. (St. Edward's Univ.) Series 1995, 3.75%, LOC
NationsBank, Texas, VRDN   12,200,000  12,200,000
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.)
Series 1985-A,
4%, LOC Household Finance Corp., VRDN   6,000,000  6,000,000
Austin Independent School Dist. adj. rate TRAN:
 4.24% 8/31/98 (c)   2,990,000  2,990,000
 4.24% 8/31/98 (c)   1,150,000  1,150,000
 4.24% 8/31/98 (c)   1,610,000  1,610,000
Brazos Hbr. Ind. Dev. Corp. Bonds (Dow Chemical Co. Proj.) Series
1986,
3.65% 6/1/98, CP mode   1,500,000  1,500,000
Brazos River Hbr. Navigation Dist. of Brazoria County Rev. Bonds
Series 1991,
3.45% 4/6/98, CP mode   13,900,000  13,900,000
Coastal Wtr. Auth of Texas Wtr. Conveyance Sys. Participating VRDN, 3.82% (Liquidity Facility Caisse des Depots et Consignations) (b) 6,195,000 6,195,000
Dallas-Fort Worth Reg. Arpt. Participating VRDN, Series SG-5, 3.80%
(Liquidity Facility Societe Generale, France) (b)   1,710,000
1,710,000
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series A, 3.80%
4/16/98,
LOC Bayerische Landesbank Girozentale, Union Bank of Switzerland,
Westdeutsche Landesbank Girozentrale, CP mode   11,000,000  11,000,000
Denton Util. Sys. Rfdg. Participating VRDN, Series SG-32, 3.80%
(Liquidity Facility Societe Generale, France) (b)   1,000,000
1,000,000
Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind., Inc. Proj.)
Series 1992, 3.75%, VRDN   3,700,000  3,700,000
Goose Creek Consolidated Independent School Dist. adj. rate TRAN:
 4.24% 8/28/98 (c)   1,775,000  1,775,000
 4.24% 8/28/98 (c)   1,250,000  1,250,000
Grapevine-Colleyville Independent School Dist. Participating VRDN,
Series SG-69,
3.80% (Liquidity Facility Society Generale, France) (b)   6,575,000
6,575,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
TEXAS - CONTINUED
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds
Series 1992-A,
4.05%, tender 9/1/98, LOC Student Loan Marketing Assoc.  $ 10,200,000
$ 10,200,000
Guadalupe Blanco River Auth. Poll. Cont. Rev. Rfdg. (Central Pwr. &
Lt. Co.)
3.80%, LOC ABN-AMRO Bank NV, VRDN   2,950,000  2,950,000
Harris County Health Facs. Dev. Corp. Rev., VRDN:
 (Aces Greater Houston Pooled Health) Series1985-A,
 3.75%, LOC Texas Commerce Bank, NA, Houston   3,600,000  3,600,000
 (School Health Care Sys.) Series 1997-C,
 3.70% (BPA Credit Swiss First Boston)   2,500,000  2,500,000
 (St. Lukes Hosp.) Series A, 3.75% (BPA Morgan Guaranty Trust Co., NY) 15,000,000 15,000,000
Harris County Toll Tax Series 1994B, 3.65% (BPA Morgan Guaranty Trust
Co., NY) VRDN   12,325,000  12,325,000
Houston Gen. Oblig. TRAN Series 1997-A:
4.118% 4/15/98 (c)   1,250,000  1,250,000
 4.126% 4/15/98 (c)   3,250,000  3,250,000
Houston Hsg. Fin. Corp. Single Family Mtg. Participating VRDN, Series
PT-1,
3.80% (Liquidity Facility Banque Nationale de Paris) (b)   10,335,000
10,335,000
Houston Participating VRDN, Series SG-28, 3.80% (Liquidity Facility
Societe Generale, France) (b)   4,000,000  4,000,000
Houston Wtr. & Swr. Sys.:
Series A, CP:
  3.50% 4/1/98, LOC Westdeutsche Landesbank Girozentrale, Credit Swiss
First Boston   9,300,000  9,300,000
  3.25% 4/6/98, LOC Westdeutsche Landesbank Girozentrale, Credit Swiss
First Boston   3,500,000  3,500,000
  3.70% 8/3/98, LOC Westdeutsche Landesbank Girozentrale, Credit Swiss
First Boston   5,300,000  5,300,000
 Participating VRDN:
  Series 1998, 3.80% (Liquidity Facility Bank of New York, NA) (b) 10,100,000 10,100,000
  3.80% (Liquidity Facility Bank of New York, NA) (b)   7,000,000
7,000,000
  Series SG-24, 3.80% (Liquidity Facility Societe Generale, France)
(b)   1,000,000  1,000,000
Lower Colorado River Auth. Elec. Participating VRDN, Series 59, 3.85%
(Liquidity Facility Automatic Data Processing, Inc.) (b)   8,200,000
8,200,000
Matagorda County Navigation Dist #1 Participating VRDN, Series 1989-C,

3.82% (Liquidity Facility Caisse des Depots et Consignations) (b) 4,880,000 4,880,000
North Central Texas Health Facs. Dev. Corp. Hosp. Rev. Bonds (Methodist Hosp. of Dallas)
Series 1991 A, 3.75% 4/9/98 (MBIA Insured) (BPA Rabobank Nederland
Coop. Central) CP mode   12,400,000  12,400,000
Plano Health Facs. Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Healthcare Ctr.)
3.60% 4/8/98 (MBIA Insured) (BPA Texas Commerce Bank, NA, Houston) CP
mode   2,000,000  2,000,000
Port Arthur Navigation Dist. Poll. Cont. Rev. Rfdg. (Texaco, Inc.
Proj.) Series 1994, 3.80%, VRDN   1,300,000  1,300,000
San Antonio Elec. & Gas Sys. Participating VRDN, Series 1997:
3.80% (Liquidity Facility Societe Generale, France) (b)   17,200,000
17,200,000
 3.80% (Liquidity Facility Societe Generale, France) (b)   8,280,000
8,280,000
San Antonio Elec. & Gas Sys. Rev. Series A, CP:
3.60% 4/6/98   3,300,000  3,300,000
 3.40% 4/17/98   1,600,000  1,600,000
San Antonio Hotel Occupancy Tax Participating VRDN, Series SG-51,
3.80% (Liquidity Facility Societe Generale, France) (b)   2,100,000
2,100,000
San Antonio Participating VRDN, Series 1996, 3.82% (Liquidity Facility
Citibank, NA) (b)   7,500,000  7,500,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ.) 3.80%,
LOC Morgan Guaranty Trust Co., NY, J.P. Morgan, Delaware, VRDN
2,000,000  2,000,000
Tarrant County Health Facs. Dev. Corp. Rev. (Adventist Health Sys.
Sunbelt)
Series 1996-A, 3.75%, LOC SunTrust Bank, Orlando, VRDN   3,940,000
3,940,000
Texas A&M Univ. Sys. Permanent Univ. Sub Lien Notes 3.50% 4/7/98
(Liquidity Facility Morgan Guaranty Trust Co., NY) CP mode   5,800,000
5,800,000
Texas A&M Univ. Sys. Participating VRDN, Series SG-21,
3.80% (Liquidity Facility Societe Generale, France) (b)   1,400,000
1,400,000
Texas A&M Univ. Participating VRDN, Series 15, 3.80% (BPA Bankers
Trust Co., NY) (b)   5,445,000  5,445,000
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN, Series PT-9,

3.80% (Liquidity Facility Commerzbank, AG) (b)   3,040,000  3,040,000
Texas Gen. Oblig. Series 1997-B, 3.55% 4/22/98, CP   11,700,000
11,700,000
Texas Gen. Oblig. TRAN 4.75% 8/31/98   66,700,000  66,958,770
Texas Hsg. & Commty. Participating VRDN, Series PA-126, 3.80%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   3,725,000
3,725,000
Texas Muni. Pwr. Agcy. Rev. 3.50% 4/14/98, CP   11,100,000  11,100,000
Texas Pub. Fin. Auth. Participating VRDN:
Series 1996-CB2, 3.80% (Liquidity Facility Chase Manhattan Bank) (b) 2,300,000 2,300,000
 Series 97C4301, 3.77% (Liquidity Facility Citibank, NA) (b)
4,800,000  4,800,000
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23, 3.80%
(Liquidity Facility Societe Generale, France) (b)   1,900,000
1,900,000
Univ. of Texas Sys. Permanent Univ. Fund Bonds:
 Series A, 3.80% 4/9/98 (Liquidity Facility Bayerische Landesbank
Girozentrale) CP mode   7,220,000  7,220,000
 3.60% 4/7/98 (Liquidity Facility Bayerische Landesbank Girozentrale)
CP mode   7,220,000  7,220,000
  387,673,770
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
UTAH - 1.4%
Emery County Poll. Cont. Rev. Rfdg. (Pacificorp. Proj.) Series 1994, 3.80% (AMBAC Insured) (BPA Bank of Nova Scotia) VRDN $ 1,300,000 $ 1,300,000
Intermountain Pwr. Agcy. Rev. Series 1997-B:
 3.50% 4/1/98 (Liquidity Facility Bank of Nova Scotia) CP   6,400,000
6,400,000
 3.50% 4/6/98 (Liquidity Facility Bank of Nova Scotia) CP   5,600,000
5,600,000
Intermountain Pwr. Agcy. Rev. Rfdg. Bonds Series E, 3.50% 4/28/98,
LOC Bank of America Nat'l. Trust & Savings, CP mode   1,600,000
1,600,000
Intermountain Pwr. Agcy. Pwr. Supply Rfdg. Participating VRDN, Series
96C4402,
3.82% (Liquidity Facility Citibank, NA) (b)   4,800,000  4,800,000
Intermountain Pwr. Agcy. Rev. Bonds Series F, 3.65% 9/11/98 (AMBAC
Insured)
(BPA Union Bank of Switzerland) CP mode   2,300,000  2,300,000
Taylorsville Ind. Dev. Rev. (BDS Hermes Assoc. Proj.) 3.75%, LOC
BankOne, Arizona, VRDN   5,145,000  5,145,000
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
3.80% (Liquidity Facility Societe Generale, France) (b)   4,800,000
4,800,000
  31,945,000
VIRGINIA - 5.8%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr.
Co.)
Series 1985, 3.60% 9/11/98, CP mode   1,100,000  1,100,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.):
 Series 1985, 3.80% 5/15/98, CP mode   2,400,000  2,400,000
 Series 1987A:
  3.10% 4/2/98, LOC Bank of Tokyo-Mitsubishi Ltd. (Liquidity Facility Bank of New York, NA,
  NationsBank, NA, Sanwa Bank Ltd.) CP mode   14,000,000  14,000,000
  3.65% 7/17/98, LOC Bank of Tokyo-Mitsubishi Ltd. (Liquidity Facility Bank of New York, NA,
  NationsBank, NA, Sanwa Bank Ltd.) CP mode   2,350,000  2,350,000
 Series B:
  3.50% 6/11/98, CP mode   1,500,000  1,500,000
  3.60% 7/10/98, CP mode   4,000,000  4,000,000
  3.60% 7/13/98, CP mode   5,000,000  5,000,000
  3.60% 7/14/98, CP mode   2,985,000  2,985,000
  3.60% 7/16/98, CP mode   2,000,000  2,000,000
Fairfax County Public Impt. Participating VRDN, Series PA-149, 3.80%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)   5,590,000
5,590,000
Louisa County Ind. Dev. Auth. Rev. Series 1995, 3.70%, LOC
NationsBank, NA, VRDN   620,000  620,000
Louisa Ind. Dev. Auth Poll. Cont. Rev. Bonds (Virginia Elec. Pwr.
Co.):
 Series 1985:
  3.55% 4/1/98, CP mode   18,900,000  18,900,000
  3.60% 7/10/98, CP mode   3,900,000  3,900,000
  3.60% 7/10/98, CP mode   4,800,000  4,800,000
  3.60% 7/13/98, CP mode   8,000,000  8,000,000
  3.60% 7/16/98, CP mode   2,700,000  2,700,000
  3.60% 7/16/98, CP mode   2,500,000  2,500,000
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co.):
 3.80% 5/15/98, CP mode   1,700,000  1,700,000
 3.10% 4/2/98, CP mode   1,100,000  1,100,000
Richmond Gen. Oblig. Series B, VRDN:
3.70%, LOC NationsBank, NA   11,730,000  11,730,000
 3.70%, LOC NationsBank, NA   20,100,000  20,100,000
Roanoke Ind. Dev. Auth. Hosp. Rev. (Carilion Health Sys.) Series
1997-B,
3.85% (Liquidity Facility NationsBank, NA) VRDN   3,500,000  3,500,000
Virginia Gen. Oblig. Series 1997, 3.60% 4/8/98, CP   3,000,000
3,000,000
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.) Series 1987-A,
4.10%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN   6,200,000  6,200,000
York County Ind. Dev. Rev. Rfdg. (Philip Morris Co., Inc. Proj.)
Series 1992, 3.80%, VRDN   1,000,000  1,000,000
  130,675,000
WASHINGTON - 4.5%
Washington Gen. Oblig. Participating VRDN, Series 1993-C,
3.82% (Liquidity Facility Citibank, NA) (b)   21,700,000  21,700,000
Washington State Motor Vehicle Fuel Tax Participating VRDN, Series
964701,
3.82% (Liquidity Facility Citibank, NA) (b)   17,200,000  17,200,000
Kent Gen. Oblig. Participating VRDN, Series SGA-27,
3.80% (Liquidity Facility Societe Generale, France) (b)   4,100,000
4,100,000
Seattle Ltd. Tax Gen. Oblig. Participating VRDN, Series SG-12,
3.80% (Liquidity Facility Societe Generale, France) (b)   7,400,000
7,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
WASHINGTON - CONTINUED
Washington Gen. Oblig. Participating VRDN:
 Series SGA-37, 3.80% (Liquidity Facility Societe Generale, France)
(b)  $ 7,000,000 $ 7,000,000
 Series 125, 3.80% (BPA Bankers Trust Co., NY) (b)   9,575,000
9,575,000
 Series 195, 3.80% (Liquidity Facility Bankers Trust Co., NY) (b) 3,100,000 3,100,000
 Series SGA-34, 3.80% (Liquidity Facility Societe Generale, France)
(b)   8,335,000  8,335,000
 Series SGA-36, 3.80% (Liquidity Facility Societe Generale, France)
(b)   2,000,000  2,000,000
Washington Gen. Oblig. Participating VRDN, Series 1996, 3.82%
(Liquidity Facility Citibank, NA) (b)   9,900,000  9,900,000
Washington Pub. Pwr. Supply Sys. Participating VRDN, Series BT-61, 3.95% (Liquidity Facility Automatic Data Processing, Inc.) (b) 1,200,000 1,200,000
Washington Pub. Pwr. Supply Sys. Elec. Rev. Rfdg., VRDN:
Series 1993 3A-2, 3.625%, LOC Bank of America Nat'l. Trust & Savings 5,500,000 5,500,000
 Series 1993-3A-3, 3.625%, LOC Nat'l. Westminster Bank, PLC
4,880,000  4,880,000
  101,890,000
WEST VIRGINIA - 0.3%
Cabell County Nursing & Rehab Rev. Series 1993, 3.75%, LOC
NationsBank, NA, VRDN   1,985,000  1,985,000
Kanawha County Commercial Dev. Rev. Rfdg. (McJunkin Corp. Proj.)
Series 1991,
3.75%, LOC NationsBank, NA, VRDN   3,735,000  3,735,000
  5,720,000
WISCONSIN - 1.4%
Elkhorn Area School Dist. BAN 4.25% 4/1/98   565,000  565,020
Milwaukee School Dist. RAN 4.25% 8/27/98   8,800,000  8,814,114
Rothschild Village Poll. Cont. Rev. (Weyherhaeuser Co. Proj.) Series
1982, 3.75%, VRDN   2,400,000  2,400,000
Wausau School Dist. TRAN 4.25% 9/16/98   5,900,000  5,908,360
Wisconsin Gen. Oblig. Participating VRDN, Series 1992, 3.80%
(Liquidity Facility Bankers Trust Co., NY) (b)   3,400,000  3,400,000
Wisconsin Health & Edl. Facs.:
 (Alexian Village of Milwaukee) 3.95% 4/3/98 (LOC Sumitomo Bank Ltd.,
Japan) CP mode   3,000,000  3,000,000
 (Felician Svc., Inc.) 3.70% (AMBAC Insured) (BPA First Nat'l. Bank of
Chicago) VRDN   8,600,000  8,600,000
  32,687,494
WYOMING - 0.2%
Wyoming Commty. Dev. Auth. Participating VRDN, Series 1997 1 & 3, 3.80% (Liquidity Facility Bayerische Hypotheken-und Wechsel Bank) (b)
 2,540,000  2,540,000
Wyoming Gen. Oblig. TRAN 4.25% 6/26/98   2,100,000  2,102,008
  4,642,008
MULTIPLE STATES - 0.4%
Stephens Equity Trust I Participating VRDN, Series 1996, 3.82%,
LOC Bayerische Hypotheken-und Wechsel Bank (b)   11,000,000
11,000,000
TOTAL INVESTMENTS - 100%  $ 2,269,845,084
Total Cost for Income Tax Purposes  $ 2,269,845,348
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Austin Independent
School Dist. adj. TRAN:
 4.24%, 8/31/98   11/19/97 $2,990,000
 4.24%, 8/31/98   12/2/97 $1,150,000
 4.24%, 8/31/98   11/10/97 $1,610,000
Goose Creek
Consolidated
Independent School
Dist. adj. TRAN:
 4.24%, 8/28/98   12/10/97 $1,775,000
 4.24%, 8/28/98   11/12/97 $1,250,000
Houston Gen.
Oblig. TRAN
Series 1997-A:
 4.118%, 4/15/98   10/29/97 $1,250,000
 4.126%, 4/15/98   11/5/97 $3,250,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $13,275,000 or 0.6% of net assets (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At May 31, 1997, the fund had a capital loss carryforward of approximately $496,000 all of which will expire on May 31, 2005. FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE ACCOMPANYING SCHEDULE                 $ 2,269,845,084

CASH                                                                            262,539

INTEREST RECEIVABLE                                                             17,901,013

 TOTAL ASSETS                                                                   2,288,008,636

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                $ 78,896,849

DISTRIBUTIONS PAYABLE                                             4,626,947

ACCRUED MANAGEMENT FEE                                            319,859

DISTRIBUTION FEES PAYABLE                                         11,811

OTHER PAYABLES AND                                                168,105
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                              84,023,571

NET ASSETS                                                                     $ 2,203,985,065

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 2,204,241,197

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (256,132)

NET ASSETS                                                                     $ 2,203,985,065


CLASS I:                                    $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($2,135,883,801 (DIVIDED BY)
 2,136,132,019 SHARES)

CLASS II:                                   $1.00
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER
 SHARE ($30,829,342 (DIVIDED BY)
 30,832,925 SHARES)

CLASS III:                                  $1.00
NET ASSET VALUE, OFFERING PRICE
 AND REDEMPTION PRICE PER
 SHARE ($37,271,922 (DIVIDED BY)
 37,276,253 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED MARCH 31, 1998

INTEREST INCOME                                                      $ 85,459,254

EXPENSES

MANAGEMENT FEE                                         $ 4,572,721

TRANSFER AGENT FEES

 CLASS I                                                582,299

 CLASS II                                               10,962

 CLASS III                                              10,846

DISTRIBUTION FEES

 CLASS II                                               62,927

 CLASS III                                              97,356

ACCOUNTING FEES AND EXPENSES                            288,482

NON-INTERESTED TRUSTEES' COMPENSATION                   14,589

CUSTODIAN FEES AND EXPENSES                             126,580

REGISTRATION FEES

 CLASS I                                                164,333

 CLASS II                                               54,659

 CLASS III                                              48,767

AUDIT                                                   58,019

LEGAL                                                   12,750

 TOTAL EXPENSES BEFORE REDUCTIONS                       6,105,290

 EXPENSE REDUCTIONS                                     (1,416,150)   4,689,140

NET INTEREST INCOME                                                   80,770,114

REALIZED AND UNREALIZED GAIN (LOSS)                                   143,752
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET                                            (104)
UNREALIZED GAIN FROM ACCRETION
OF DISCOUNT

NET GAIN (LOSS) ON INVESTMENTS                                        143,648

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 80,913,762


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                                    YEAR ENDED       YEAR ENDED
                                                                                     MARCH 31,        MARCH 31,
                                                                                     1998             1997

OPERATIONS                                                                           $ 80,770,114     $ 71,100,888
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                                             143,752          (408,602)

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION OF DISCOUNT                (104)            104

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      80,913,762       70,692,390

DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INTEREST INCOME

  CLASS I                                                                             (78,055,074)     (66,743,867)

  CLASS II                                                                            (1,433,516)      (3,926,325)

  CLASS III                                                                           (1,281,524)      (430,696)

 TOTAL DISTRIBUTIONS                                                                  (80,770,114)     (71,100,888)

SHARE TRANSACTIONS - NET INCREASE (DECREASE) AT NET ASSET VALUE OF $1.00 PER SHARE:

 CLASS I                                                                              113,557,163      215,665,722

 CLASS II                                                                             (29,425,399)     59,290,424

 CLASS III                                                                            10,958,613       25,329,175

 TOTAL SHARE TRANSACTIONS                                                             95,090,377       300,285,321

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             95,234,025       299,876,823

NET ASSETS

 BEGINNING OF PERIOD                                                                  2,108,751,040    1,808,874,217

 END OF PERIOD                                                                       $ 2,203,985,065  $ 2,108,751,040



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS - CLASS I



                                                     YEARS ENDED MARCH 31,                   TEN MONTH    YEAR ENDED
                                                                                             PERIOD ENDED MAY 31,
                                                                                             MARCH 31,

SELECTED PER-SHARE DATA                               1998         1997         1996         1995         1994
NET ASSET VALUE, BEGINNING OF PERIOD                  1.000        1.000        1.000        1.000        1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .035         .033         .036         .027         .024

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.035)       (.033)       (.036)       (.027)       (.024)

NET ASSET VALUE, END OF PERIOD                       $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN B                                        3.60%        3.40%        3.70%        2.74%        2.44%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 2,135,884  $ 2,022,191  $ 1,806,918  $ 1,876,815  $ 2,390,663

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .20% C       .20% C       .19% C       .18% A, C    .18% C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.54%        3.34%        3.64%        3.20% A      2.41%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).
C FMR AGREED TO REIMBURSE
A PORTION OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF
NOTES TO FINANCIAL
STATEMENTS).

FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS: TAX-EXEMPT
FINANCIAL STATEMENTS - CONTINUED


FINANCIAL HIGHLIGHTS - CLASS II

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997      1996 D

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .034      .032      .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.034)    (.032)    (.013)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                        3.44%     3.25%     1.34%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 30,829  $ 60,247  $ 968

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .35% C    .35% C    .35% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.41%     3.21%     3.17% A


FINANCIAL HIGHLIGHTS - CLASS III

                                                     YEARS ENDED MARCH 31,

SELECTED PER-SHARE DATA                              1998      1997      1996 E

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000   $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .033      .031      .013

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.033)    (.031)    (.013)

NET ASSET VALUE, END OF PERIOD                       $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B                                        3.34%     3.14%     1.30%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 37,272  $ 26,313  $ 988

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .45% C    .45% C    .45% A, C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.28%     3.09%     3.00% A


A ANNUALIZED
B TOTAL RETURNS FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES
TO FINANCIAL
STATEMENTS).
C FMR AGREED TO
REIMBURSE A PORTION
OF THE CLASS'
EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE
CLASS' EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 5
OF NOTES TO FINANCIAL
STATEMENTS).
D FOR THE PERIOD
NOVEMBER 6, 1995
(COMMENCEMENT OF
SALE OF CLASS II
SHARES) TO MARCH
31, 1996.
E FOR THE PERIOD
NOVEMBER 6, 1995
(COMMENCEMENT OF
SALE OF CLASS III
SHARES) TO MARCH
31, 1996.

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Only (formerly a fund of Daily Money Fund, a trust), Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios (a trust). Rated Money Market is a fund of Fidelity Money Market Trust (a trust). Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios (a trust). Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust and is authorized to issue an unlimited number of shares. At a special meeting of the shareholders of Rated Money Market and Tax-Exempt, held on December 30, 1997, shareholders approved an agreement and Plan of Reorganization of both funds into Fidelity Institutional Cash Portfolios, effective on or about May 29, 1998. On March 19, 1998, the Board of Trustees approved a change in the names of Fidelity Institutional Cash Portfolios and each fund, effective May 29, 1998 as follows: Fidelity Institutional Cash Portfolios will change its name to Colchester Street Trust and Treasury Only, Treasury, Government, Domestic, Money Market, Rated Money Market and Tax-Exempt will change their names to Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, Rated Money Market Portfolio and Tax-Exempt Portfolio, respectively.
Each fund currently offers three classes of shares, Class I, Class II and Class III, each of which has equal rights as to assets and voting privileges except that each class bears different distribution and transfer agent expenses and certain registration fees. Each class has exclusive voting rights with respect to its distribution plans.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
ALLOCATED EARNINGS AND EXPENSES. Interest income, expenses (other than expenses incurred under the Distribution and Service Plan, Transfer Agent Agreement and certain registration fees for each class) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. For Government and Money Market, when a reverse repurchase agreement was outstanding, each fund identified cash and liquid securities as segregated in their custodian records with a value at least equal to each fund's obligation under the agreement.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facitlity allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, the following funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $366,682,540 at 5.94%, $530,130,925 at 5.97%, $3,643,604,699 at 5.98%,
$302,887,500 at 5.50%, $58,494,418 at 5.48%, $171,581,425 at 5.49%,
$335,643,930 at 5.49%, $30,831,092 at 5.51%, and $82,200,000 at 5.50%
for Treasury, and $1,287,411,505 at 6.08%, $141,939,000 at 5.54%,
$28,402,111 at 5.50%, $93,759,888 at 5.55%, $100,492,444 at 5.54%,
$90,693,750 at 5.55%, $51,351,389 at 5.56%, $127,138,991 at 5.94%, and
$2,806,466 at 5.98% for Government. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED MARCH 31, 1998, DUE APRIL 1, 1998 AT 5.94%
Number of dealers or banks 8
Maximum amount with one dealer or bank 20.6%
Aggregate principal amount of agreements $627,561,000
Aggregate maturity amount of agreements $627,664,629
Aggregate market value of transferred assets $641,253,057
Coupon rates of transferred assets 0% to 11.88%
Maturity dates of transferred assets 4/9/98 to 8/15/27

DATED MARCH 31, 1998, DUE APRIL 1, 1998 AT 5.97%
Number of dealers or banks 6
Maximum amount with one dealer or bank 34.3%
Aggregate principal amount of agreements $540,000,000
Aggregate maturity amount of agreements $540,089,577
Aggregate market value of transferred assets $551,696,193
Coupon rates of transferred assets 0% to 10.38%
Maturity dates of transferred assets 4/23/98 to 8/15/27
DATED MARCH 31, 1998, DUE APRIL 1, 1998 AT 5.98%
Number of dealers or banks 14
Maximum amount with one dealer or bank 30.2%
Aggregate principal amount of agreements $4,567,670,000
Aggregate maturity amount of agreements $4,568,428,184
Aggregate market value of transferred assets $4,664,666,414
Coupon rates of transferred assets 0% to 11.88%
Maturity dates of transferred assets 4/23/98 to 11/15/27
DATED MARCH 31, 1998, DUE APRIL 1, 1998 AT 6.08%
Number of dealers or banks 5
Maximum amount with one dealer or bank 32.4%
Aggregate principal amount of agreements $1,542,194,000
Aggregate maturity amount of agreements $1,542,454,594
Aggregate market value of transferred assets $1,577,321,906
Coupon rates of transferred assets 0% to 9%
Maturity dates of transferred assets 4/10/98 to 8/1/37
DATED JANUARY 7, 1998, DUE APRIL 7, 1998 AT 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,770,000
Aggregate market value of transferred assets $204,037,564
Coupon rate of transferred assets 6.20%
Maturity date of transferred assets 4/1/34
DATED JANUARY 16, 1998, DUE APRIL 20, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $40,000,000
Aggregate maturity amount of agreements $40,574,444
Aggregate market value of transferred assets $42,293,551
Coupon rates of transferred assets 0% to 10.50%
Maturity dates of transferred assets 8/1/98 to 2/1/28
DATED FEBRUARY 26, 1998, DUE APRIL 20, 1998 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,634,167
Aggregate market value of transferred assets $204,000,000
Coupon rates of transferred assets 6.20% to 7%
Maturity dates of transferred assets 12/1/24 to 4/1/35
3. JOINT TRADING ACCOUNT - CONTINUED

DATED MARCH 19, 1998, DUE APRIL 20, 1998 AT 5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,492,444
Aggregate market value of transferred assets $102,191,850
Coupon rates of transferred assets 6% to 7.50%
Maturity dates of transferred assets 11/1/07 to 12/1/27
DATED FEBRUARY 26, 1998, DUE APRIL 30, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $350,000,000
Aggregate maturity amount of agreements $353,368,750
Aggregate market value of transferred assets $357,072,189
Coupon rates of transferred assets 0% to 14%
Maturity dates of transferred assets 4/2/98 to 2/15/27
DATED MARCH 11, 1998, DUE APRIL 30, 1998 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,541,667
Aggregate market value of transferred assets $206,169,372
Coupon rate of transferred assets 8.50%
Maturity date of transferred assets 9/15/24 to 12/15/27
DATED MARCH 4, 1998, DUE MAY 4, 1998 AT 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,860,500
Aggregate market value of transferred assets $204,041,251
Coupon rates of transferred assets 0% to 14%
Maturity dates of transferred assets 4/2/98 to 2/15/27
DATED MARCH 9, 1998, DUE MAY 4, 1998 AT 5.48%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $70,000,000
Aggregate maturity amount of agreements $70,596,711
Aggregate market value of transferred assets $71,414,438
Coupon rates of transferred assets 0% to 14%
Maturity dates of transferred assets 4/2/98 to 2/15/27
DATED MARCH 10, 1998, DUE JUNE 10, 1998 AT 5.49%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $400,000,000
Aggregate maturity amount of agreements $405,612,000
Aggregate market value of transferred assets $411,296,524
Coupon rates of transferred assets 5.13% to 14%
Maturity dates of transferred assets 12/31/98 to 11/15/27

DATED JANUARY 6, 1998, DUE JULY 6, 1998 AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $256,925,764
Aggregate market value of transferred assets $256,185,356
Coupon rate of transferred assets 6.38%
Maturity date of transferred assets 5/15/00
DATED JANUARY 7, 1998, DUE JULY 6, 1998 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $80,000,000
Aggregate maturity amount of agreements $82,200,000
Aggregate market value of transferred assets $81,600,623
Coupon rate of transferred assets 5.50%
Maturity date of transferred assets 3/31/00
DATED MARCH 23, 1998, DUE SEPTEMBER 14, 1998 AT 5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $308,108,333
Aggregate market value of transferred assets $309,009,753
Coupon rate of transferred assets 8.50%
Maturity dates of transferred assets 11/15/17 to 12/15/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser (effective May 31, 1997 for Treasury Only and January 1, 1998 for Rated Money Market), FMR receives a fee that is computed daily at an annual rate of .20% of average net assets.
For Treasury Only (prior to May 31, 1997) and Rated Money Market (prior to January 1, 1998), FMR paid all expenses except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR received a fee that was computed daily at an annual rate of .42% of each funds' average net assets, reduced by the fees and expenses paid by each fund to the non-interested Trustees.
SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) of Class II and Class III, and in accordance with Rule 12b-1 of the 1940 Act, Class II and Class III pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on an annual rate of .15% and .25% of the average net assets, respectively. For the period, the distribution fees received by FDC on behalf of each class are shown on each fund's Statement of Operations. Of the fees paid to FDC by Class II
4. FEES AND OTHER TRANSACTIONS WITH
AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
of Treasury Only, Class II of Treasury, and Class III of Government, approximately $19,000, $77,000, and $10,000, respectively, were retained by FDC. All of the fees paid to FDC by the remaining classes were paid to security dealers, banks and other financial institutions for selling Class II and Class III shares and providing shareholder support services.
Under the Plans of Class I, Class II, and Class III, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's class of shares. Subject to the approval of the Board of Trustees, the Plans also authorize FMR to pay FDC for payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, FMR made payments through FDC to third parties under the Plans of approximately:
                   CLASS I   CLASS II CLASS III
Treasury Only      $ 146,000 $ 3,000  $ 6,000
Treasury           $ 97,000  $ 3,000  $ 31,000
Government         $ 96,000  $ 3,000  $ 94,000
Domestic           $ 17,000  $ 1,000  $ 4,000
Money Market       $ 114,000 $ 8,000  $ 36,000
Rated Money Market $ -       $ -      $ -
Tax-Exempt         $ 28,000  $ 2,000  $ 2,000
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank, n.a. (UMB) is the custodian, transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt. FIIOC receives account fees and asset-based fees that vary according to account size. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
For the period, the transfer agent fees were equivalent to the following annual rates as a percentage of average net assets:

                   CLASS I CLASS II CLASS III
Treasury Only      .04%*   .03%*    .03%*
Treasury           .03%    .03%     .02%
Government         .03%    .03%     .03%
Domestic           .04%    .05%     .03%
Money Market       .02%    .03%     .03%
Rated Money Market .03%*   .00%*    .02%*
Tax-Exempt         .03%    .03%     .03%
* Annualized
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt. UMB also has a sub-contract with FSC to maintain Tax-Exempt's accounting records. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:
                   CLASS I     CLASS II  CLASS III
Treasury Only      $ 960,302   $ 53,777  $ 89,138
Treasury           $ 2,373,250 $ 191,827 $ 1,491,764
Government         $ 1,782,551 $ 138,180 $ 813,571
Domestic           $ 702,364   $ 22,916  $ 89,996
Money Market       $ 6,315,440 $ 116,067 $ 498,327
Rated Money Market $ 613,964   $ 34,983  $ 79,983
Tax-Exempt         $ 1,220,139 $ 73,362  $ 67,599
In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the each applicable fund's expenses. During the period, custodian fees were reduced by $11,810, $51, $8,855, $12,929, $3,030 and $47,848, under the custodian arrangements for Treasury Only, Treasury, Domestic, Money Market, Rated Money Market and Tax-Exempt, respectively. For Tax-Exempt, transfer agent fees for Class I were reduced by $7,202 under its transfer agent arrangement during the period.
6. BENEFICIAL INTEREST.
At the end of the period, certain shareholders were record owners of approximately 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND           NUMBER OF SHAREHOLDERS % OWNERSHIP
Treasury Only  2                      28%
Treasury       1                      27%
Tax-Exempt     1                      17%
Government     1                      15%
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:



                                                                                      YEAR ENDED         YEAR ENDED
                                                                                      MARCH 31,          MARCH 31,

                                                                                      1998               1997

TREASURY ONLY CLASS I                                                                $ 3,763,808,828    $ 4,229,941,785
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 12,396,796         12,828,520

SHARES REDEEMED                                                                        (3,990,429,016)    (4,447,100,336)

NET INCREASE (DECREASE) IN SHARES                                                     $ (214,223,392)    $ (204,330,031)

TREASURY ONLY CLASS II                                                                $ 353,599,058      $ 298,699,093
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 1,098,235          554,623

SHARES REDEEMED                                                                        (374,357,881)      (242,846,602)

NET INCREASE (DECREASE) IN SHARES                                                     $ (19,660,588)     $ 56,407,114

TREASURY ONLY CLASS III                                                               $ 458,981,861      $ 244,892,862
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                1,415,477          686,016

SHARES REDEEMED                                                                        (395,939,453)      (213,665,921)

NET INCREASE (DECREASE) IN SHARES                                                     $ 64,457,885       $ 31,912,957

TREASURY CLASS I                                                                      $ 56,382,827,620   $ 51,392,833,560
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 104,974,998        130,991,169

SHARES REDEEMED                                                                        (57,587,789,160)   (53,163,171,287)

                                                                                      (1,099,986,542)    (1,639,346,558)

ISSUED IN EXCHANGE FOR SHARES OF STATE & LOCAL ASSET MANAGEMENT SERIES: U.S.
GOVERNMENT PORTFOLIO                                                                   -                  103,373,186

NET INCREASE (DECREASE) IN SHARES                                                     $ (1,099,986,542)  $ (1,535,973,372)

TREASURY CLASS II                                                                     $ 11,473,941,319   $ 1,147,452,055
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 3,111,085          2,108,503

SHARES REDEEMED                                                                       (11,156,445,957)   (1,100,225,749)

NET INCREASE (DECREASE) IN SHARES                                                     $ 320,606,447      $ 49,334,809

TREASURY CLASS III                                                                    $ 31,755,413,322   $ 25,507,021,888
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                37,736,905         32,616,119

SHARES REDEEMED                                                                        (32,418,433,085)   (23,350,573,572)

NET INCREASE (DECREASE) IN SHARES                                                     $ (625,282,858)    $ 2,189,064,435

GOVERNMENT CLASS I                                                                    $ 32,090,184,246   $ 31,288,279,248
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                77,830,952         63,368,555

SHARES REDEEMED                                                                       (31,450,409,491)   (31,605,172,055)

NET INCREASE (DECREASE) IN SHARES                                                     $ 717,605,707      $ (253,524,252)

GOVERNMENT CLASS II                                                                   $ 2,201,077,655    $ 1,467,303,108
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                3,539,770          1,412,751

SHARES REDEEMED                                                                       (2,161,302,172)    (1,360,167,468)

NET INCREASE (DECREASE) IN SHARES                                                     $ 43,315,253       $ 108,548,391

GOVERNMENT CLASS III                                                                  $ 8,833,518,097    $ 5,816,665,826
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                28,319,356         13,902,680

SHARES REDEEMED                                                                       (8,846,243,887)    (5,366,035,152)

NET INCREASE (DECREASE) IN SHARES                                                     $ 15,593,566       $ 464,533,354


7. SHARE TRANSACTIONS - CONTINUED

                                                         YEAR ENDED         YEAR ENDED
                                                         MARCH 31,          MARCH 31,

                                                         1998               1997

DOMESTIC CLASS I                                         $ 13,489,220,102   $ 12,924,621,129
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    35,344,269         31,498,935

SHARES REDEEMED                                           (13,273,276,636)   (13,154,461,536)

NET INCREASE (DECREASE) IN SHARES                        $ 251,287,735      $ (198,341,472)

DOMESTIC CLASS II                                        $ 289,381,235      $ 35,713,425
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    374,388            151,907

SHARES REDEEMED                                           (259,533,241)      (33,734,372)

NET INCREASE (DECREASE) IN SHARES                        $ 30,222,382       $ 2,130,960

DOMESTIC CLASS III                                       $ 807,974,724      $ 696,271,795
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    2,910,394          2,897,940

SHARES REDEEMED                                           (859,302,969)      (624,846,724)

NET INCREASE (DECREASE) IN SHARES                        $ (48,417,851)     $ 74,323,011

MONEY MARKET CLASS I                                     $ 65,588,662,837   $ 67,413,397,877
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    336,986,110        299,702,868

SHARES REDEEMED                                           (65,255,552,989)   (65,464,948,260)

NET INCREASE (DECREASE) IN SHARES                        $ 670,095,958      $ 2,248,152,485

MONEY MARKET CLASS II                                    $ 1,181,841,213    $ 1,362,898,014
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    4,744,814          5,216,271

SHARES REDEEMED                                           (1,268,195,640)    (1,264,714,433)

NET INCREASE (DECREASE)                                  $ (81,609,613)     $ 103,399,852

MONEY MARKET CLASS III                                   $ 4,398,573,161    $ 4,306,231,929
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    22,812,626         14,063,111

SHARES REDEEMED                                           (4,377,611,537)    (4,105,748,648)

NET INCREASE (DECREASE) IN SHARES                        $ 43,774,250       $ 214,546,392

RATED MONEY MARKET CLASS I                               $ 2,739,637,975    $ 2,332,079,346
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    15,109,212         12,977,967

SHARES REDEEMED                                           (2,763,814,126)    (2,255,932,419)

NET INCREASE (DECREASE) IN SHARES                        $ (9,066,939)      $ 89,124,894

RATED MONEY MARKET CLASS II                              $ 478,273,085      $ 159,000,255
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,451,336          420,837

SHARES REDEEMED                                           (470,566,779)      (149,962,537)

NET INCREASE (DECREASE) IN SHARES                        $ 9,157,642        $ 9,458,555

RATED MONEY MARKET CLASS III                             $ 527,119,170      $ 110,378,099
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    2,304,718          498,792

SHARES REDEEMED                                           (470,679,681)      (95,832,430)

NET INCREASE (DECREASE) IN SHARES                        $ 58,744,207       $ 15,044,461


7. SHARE TRANSACTIONS - CONTINUED

                                                         YEAR ENDED         YEAR ENDED
                                                         MARCH 31,          MARCH 31,

                                                         1998               1997

TAX-EXEMPT CLASS I                                       $ 11,327,645,715   $ 11,513,515,390
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    20,424,015         17,161,222

SHARES REDEEMED                                           (11,234,512,567)   (11,315,010,890)

NET INCREASE (DECREASE) IN SHARES                        $ 113,557,163      $ 215,665,722

TAX-EXEMPT CLASS II                                      $ 370,381,704      $ 560,462,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,356,603          3,641,145

SHARES REDEEMED                                           (401,163,706)      (504,813,509)

NET INCREASE (DECREASE) IN SHARES                        $ (29,425,399)     $ 59,290,424

TAX-EXEMPT CLASS III                                     $ 164,781,646      $ 114,945,562
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,159,670          362,928

SHARES REDEEMED                                           (154,982,703)      (89,979,315)

NET INCREASE (DECREASE) IN SHARES                        $ 10,958,613       $ 25,329,175


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Institutional Tax-Exempt Cash Portfolios and the Shareholders of Tax-Exempt
To the Trustees of Fidelity Institutional Cash Portfolios and the Shareholders of Treasury Only and
To the Trustees of Fidelity Money Market Trust and the Shareholders of Rated Money Market:
We have audited the accompanying statements of assets and liabilities of Fidelity Institutional Tax-Exempt Cash Portfolios: Tax-Exempt (Class I, II and III), Fidelity Institutional Cash Portfolios:
Treasury Only (Class I, II and III), and Fidelity Money Market Trust:
Rated Money Market (Class I, II and III), including the schedules of portfolio investments, as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Institutional Tax-Exempt Cash
Portfolios: Tax-Exempt (Class I, II and III), Fidelity Institutional Cash Portfolios: Treasury Only (Class I, II and III), and Fidelity Money Market Trust: Rated Money Market (Class I, II and III) as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.

/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND LLP.
Boston, Massachusetts
May 1, 1998
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Institutional Cash Portfolios and the Shareholders of Treasury, Government, Domestic and Money Market:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury, Government, Domestic and Money Market funds of Fidelity Institutional Cash Portfolios at March 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Institutional Cash Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
May 1, 1998
PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on December 30, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees of Fidelity Institutional Cash Portfolios the following twelve nominees.
              # OF                 % OF
              SHARES VOTED         SHARES VOTED
RALPH F. COX
AFFIRMATIVE   15,985,195,154.210   97.765

WITHHELD      365,477,545.860      2.235

TOTAL         16,350,672,700.070   100.00

PHYLLIS BURKE DAVIS
AFFIRMATIVE   16,047,354,660.160   98.145

WITHHELD      303,318,039.910      1.855

TOTAL         16,350,672,700.070   100.00

ROBERT M. GATES
AFFIRMATIVE   16,048,187,490.350   98.150

WITHHELD      302,485,209.720      1.85

TOTAL         16,350,672,700.070   100.00

EDWARD C. JOHNSON 3D
AFFIRMATIVE   16,040,654,904.120   98.104

WITHHELD      310,017,795.950      1.896

TOTAL         16,350,672,700.070   100.00

E. BRADLEY JONES
AFFIRMATIVE   16,039,291,307.920   98.096

WITHHELD      311,381,392.150      1.904

TOTAL         16,350,672,700.070   100.00

DONALD J. KIRK
AFFIRMATIVE   16,048,202,095.350   98.150

WITHHELD      302,470,604.720      1.850

TOTAL         16,350,672,700.070   100.00

 # OF % OF
 SHARES VOTED SHARES VOTED
PETER S. LYNCH
AFFIRMATIVE   16,047,712,009.170   98.147

WITHHELD      302,960,690.900      1.853

TOTAL         16,350,672,700.070   100.00

WILLIAM O. MCCOY
AFFIRMATIVE   16,048,205,984.350   98.150

WITHHELD      302,466,715.720      1.850

TOTAL         16,350,672,700.070   100.00

GERALD C. MCDONOUGH
AFFIRMATIVE   16,048,180,227.350   98.150

WITHHELD      302,492,472.720      1.850

TOTAL         16,350,672,700.070   100.00

MARVIN L. MANN
AFFIRMATIVE   16,048,204,111.350   98.150

WITHHELD      302,468,588.720      1.850

TOTAL         16,350,672,700.070   100.00

ROBERT C. POZEN
AFFIRMATIVE   16,048,188,205.350   98.150

WITHHELD      302,484,494.720      1.850

TOTAL         16,350,672,700.070   100.00

THOMAS R. WILLIAMS
AFFIRMATIVE   16,048,202,095.350   98.150

WITHHELD      302,470,604.720      1.850

TOTAL         16,350,672,700.070   100.00

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P and Price
Waterhouse LLP as as independent accountants of the funds.
TREASURY ONLY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   874,307,652.970   99.850

AGAINST       1,317,313.580     0.150

ABSTAIN       .000              0.000

TOTAL         875,624,966.550   100.00

TREASURY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   5,692,043,289.511   94.660

AGAINST       121,171,879.920     2.015

ABSTAIN       199,948,423.200     3.325

TOTAL         6,013,163,592.631   100.00

DOMESTIC
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   790,883,218.675   99.491

AGAINST       2,687,875.260     0.338

ABSTAIN       1,356,445.320     0.171

TOTAL         794,927,539.255   100.00

GOVERNMENT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   2,457,358,207.924   99.107

AGAINST       15,286,706.130      0.617

ABSTAIN       6,855,340.830       0.276

TOTAL         2,479,500,254.884   100.00

MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   5,979,770,566.640   96.643

AGAINST       18,696,252.930      0.303

ABSTAIN       188,989,527.180     3.054

TOTAL         6,187,456,346.750   100.00

PROPOSAL 3
To amend Fidelity Institutional Cash Portfolios' Trust Instrument to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
TRUST
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        15,115,712,515.700   93.080

AGAINST            628,980,924.950      3.873

ABSTAIN            494,774,206.420      3.047

TOTAL              16,239,467,647.070   100.00

BROKER NON-VOTES   111,205,053.000

TREASURY ONLY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   864,198,038.120   98.695

AGAINST       11,426,928.430    1.305

ABSTAIN       .000              0.000

TOTAL         875,624,966.550   100.00

TREASURY ONLY - CLASS I
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   763,064,872.420   99.157

AGAINST       6,490,830.450     0.843

ABSTAIN       .000              0.000

TOTAL         769,555,702.870   100.00

TREASURY ONLY - CLASS II
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   38,286,220.030   100.00

AGAINST       .000             0.000

ABSTAIN       .000             0.000

TOTAL         38,286,220.030   100.00

TREASURY ONLY - CLASS III
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   62,846,945.670   92.718

AGAINST       4,936,097.980    7.282

ABSTAIN       .000             0.000

TOTAL         67,783,043.650   100.00

TREASURY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   5,630,394,731.161   94.057

AGAINST       131,856,524.970     2.203

ABSTAIN       223,906,059.500     3.740

TOTAL         5,986,157,315.631   100.00

TREASURY - CLASS I
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        2,720,845,147.771   92.124

AGAINST            26,053,321.580      0.883

ABSTAIN            206,549,043.570     6.993

TOTAL              2,953,447,512.921   100.00

BROKER NON-VOTES   27,006,277.000

TREASURY - CLASS II
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   213,636,571.790   67.459

AGAINST       103,054,000.000   32.541

ABSTAIN       .000              0.000

TOTAL         316,690,571.790   100.00

TREASURY - CLASS III
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   2,695,913,011.600   99.260

AGAINST       2,749,203.390       0.101

ABSTAIN       17,357,015.930      0.639

TOTAL         2,716,019,230.920   100.00

DOMESTIC
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   772,016,733.585   97.868

AGAINST       16,487,985.050    2.090

ABSTAIN       333,050.620       0.042

TOTAL         788,837,769.255   100.00

DOMESTIC - CLASS I
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   725,732,878.865   97.782

AGAINST       16,401,754.050    2.210

ABSTAIN       58,637.050        0.008

TOTAL         742,193,269.965   100.00

BROKER NON-VOTES  6,089,770.000

DOMESTIC - CLASS II
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   4,124,494.310   100.000

AGAINST       .000            0.000

ABSTAIN       .000            0.000

TOTAL         4,124,494.310   100.00

DOMESTIC - CLASS III
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   42,159,360.410   99.152

AGAINST       86,231.000       0.203

ABSTAIN       274,413.570      0.645

TOTAL         42,520,004.980   100.00

GOVERNMENT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   2,409,500,700.134   98.570

AGAINST       28,145,509.920      1.151

ABSTAIN       6,820,577.830       0.279

TOTAL         2,444,466,787.884   100.00

GOVERNMENT - CLASS I
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   1,976,398,051.224   98.262

AGAINST       28,145,509.920      1.399

ABSTAIN       6,820,577.830       0.339

TOTAL         2,011,364,138.974   100.00

BROKER NON-VOTES   35,033,467.000

GOVERNMENT - CLASS II
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   55,883,114.210   100.00

AGAINST       .000             0.000

ABSTAIN       .000             0.000

TOTAL         55,883,114.210   100.00

GOVERNMENT - CLASS III
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   377,219,534.700   100.00

AGAINST       .000              0.000

ABSTAIN       .000              0.000

TOTAL         377,219,534.700   100.00

MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE       5,439,602,312.700   88.530

AGAINST           441,063,976.580     7.178

ABSTAIN           263,714,518.470     4.292

TOTAL             6,144,380,807.750   100.00

BROKER NON-VOTES  43,075,539.000

MONEY MARKET - CLASS I
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        5,042,466,965.080   87.855

AGAINST            433,354,329.110     7.550

ABSTAIN            263,714,518.470     4.595

TOTAL              5,739,535,812.660   100.00

BROKER NON-VOTES   43,075,539.000

MONEY MARKET - CLASS II
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   51,708,463.970   99.475

AGAINST       273,108.540      0.525

ABSTAIN       .000             0.000

TOTAL         51,981,572.510   100.00

MONEY MARKET - CLASS III
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   345,426,883.650   97.893

AGAINST       7,436,538.930     2.107

ABSTAIN       .000              0.000

TOTAL         352,863,422.580   100.00

PROPOSAL 4
To adopt a fundamental limitation concerning diversification for
Treasury Only.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   835,793,005.530   95.451

AGAINST       39,350,553.970    4.494

ABSTAIN       481,407.050       0.055

TOTAL         875,624,966.550   100.00

PROPOSAL 5
To amend the fundamental limitation concerning diversification for each of Treasury, Domestic, Government, Money Market, Rated Money
Market and Tax-Exempt.
TREASURY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        5,577,526,997.851   93.174

AGAINST            184,111,741.270     3.075

ABSTAIN            224,518,576.510     3.751

TOTAL              5,986,157,315.631   100.00

BROKER NON-VOTES   27,006,277.000

DOMESTIC
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        780,464,265.005   98.939

AGAINST            1,964,885.760     0.249

ABSTAIN            6,408,618.490     0.812

TOTAL              788,837,769.255   100.00

BROKER NON-VOTES   6,089,770.000

GOVERNMENT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        2,284,178,044.624   93.443

AGAINST            146,393,506.150     5.989

ABSTAIN            13,895,237.110      0.568

TOTAL              2,444,466,787.884   100.00

BROKER NON-VOTES   35,033,467.000

MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        5,242,544,818.150   85.323

AGAINST            670,063,571.460     10.905

ABSTAIN            231,772,418.140     3.772

TOTAL              6,144,380,807.750   100.00

BROKER NON-VOTES   43,075,539.000

RATED MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   213,474,107.660   94.886

AGAINST       3,990,137.620     1.774

ABSTAIN       7,514,785.820     3.340

TOTAL         224,979,031.100   100.00

TAX-EXEMPT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   1,180,846,274.700   94.032

AGAINST       42,227,105.030      3.363

ABSTAIN       32,714,104.880      2.605

TOTAL         1,255,787,484.610   100.00

PROPOSAL 6
To adopt a fundamental limitation concerning commodities for each of Treasury, Domestic, Government and Money Market.
TREASURY
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        5,412,419,094.571   90.416

AGAINST            349,731,274.000     5.842

ABSTAIN            224,006,947.060     3.742

TOTAL              5,986,157,315.631   100.00

BROKER NON-VOTES   27,006,277.000

DOMESTIC
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        772,980,305.735   97.990

AGAINST            30,935.000        0.004

ABSTAIN            15,826,528.520    2.006

TOTAL              788,837,769.255   100.00

BROKER NON-VOTES   6,089,770.000

GOVERNMENT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        2,398,711,093.464   98.128

AGAINST            38,905,761.590      1.592

ABSTAIN            6,849,932.830       0.280

TOTAL              2,444,466,787.884   100.00

BROKER NON-VOTES   35,033,467.000

MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE        5,766,896,293.810   93.856

AGAINST            135,250,518.900     2.202

ABSTAIN            242,233,995.040     3.942

TOTAL              6,144,380,807.750   100.00

BROKER NON-VOTES   43,075,539.000

PROPOSAL 7
To amend Tax-Exempt's fundamental investment limitation concerning the concentration of its investments in a single industry.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   1,206,690,903.190   96.090

AGAINST       42,227,105.030      3.363

ABSTAIN       6,869,476.390       0.547

TOTAL         1,255,787,484.610   100.00

PROPOSAL 8
To eliminate Rated Money Market fundamental investment limitation concerning writing or purchasing put or call options.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   209,392,601.390   93.072

AGAINST       4,840,735.250     2.152

ABSTAIN       10,745,694.460    4.776

TOTAL         224,979,031.100   100.00

PROPOSAL 9
To approve an amended management contract for Rated
Money Market.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   200,784,205.170   89.246

AGAINST       16,680,040.110    7.414

ABSTAIN       7,514,785.820     3.340

TOTAL         224,979,031.100   100.00

PROPOSAL 10
To approve an Agreement and Plan providing for the reorganization of each Rated Money Market and Tax-Exempt from separate series of
Delaware business trusts to another.
RATED MONEY MARKET
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   216,639,916.480   96.293

AGAINST       824,328.800       .367

ABSTAIN       7,514,785.820     3.340

TOTAL         224,979,031.100   100.00

TAX-EXEMPT
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE   1,242,381,924.160   98.932

AGAINST       12,446,540.570      0.992

ABSTAIN       959,019.880         0.076

TOTAL         1,255,787,484.610   100.00



INVESTMENT ADVISOR
Fidelity Management & Research Company
Boston MA
INVESTMENT SUB-ADVISOR
Fidelity Investments Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert K. Duby, Vice President
Robert Litterest, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
CUSTODIANS
The Bank of New York
New York, NY
 FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY ONLY,
 TREASURY, GOVERNMENT, DOMESTIC AND MONEY MARKET
 FIDELITY MONEY MARKET TRUST: RATED MONEY MARKET
UMB Bank, n.a.
Kansas City, MO
 FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS